Outside Parties To The Transaction
Contact Information:
Payment Date:
25-Oct-07
Prior Payment:
25-Sep-07
Analyst:
David Ronquillo
714.259.6875
Next Payment:
26-Nov-07
david.ronquillo@abnamro.com
Record Date:
24-Oct-07
Administrator:
Matthew Smith
312.992.0079
matthew.smith@abnamro.com
Distribution Count:
8
LaSalle Website:
www.etrustee.net
Closing Date:
28-Feb-07
First Pay. Date:
26-Mar-07
Rated Final Payment Date:
25-Feb-37
Effective October 1, 2007, Bank of America Corporation, parent
Determination Date:
15-Oct-07
corporation of Bank of America, N.A. ("Bank of America") and Banc
of America Securities LLC ("BAS"), has acquired ABN AMRO North
Delinq Method:
OTS
America Holding Company, parent company of LaSalle Bank Corporation and LaSalle Bank National Association ("LaSalle"), from ABN AMRO
Bank N.V. (the "Acquisition").
Revised Date: 01-Nov-07
SACO I Trust
Mortgage-Backed Certificates
Series 2007-02
Distribution Date: 25-Oct-07
ABN AMRO Acct : 724524.1
Depositor: Bear Stearns Asset Backed Securities I LLC
Underwriter: Bear Stearns & Co. Inc.
Master Servicer: LaSalle Bank National Association
Rating Agency: Moody's Investors Service, Inc./Standard & Poor's Rating
Services
01-Nov-2007 09:12
(c) 2007 LaSalle Bank N.A.

Revised Date: 01-Nov-07
SACO I Trust
Mortgage-Backed Certificates
Series 2007-02
Content:
Pages
Statement to Certificate Holders
3-4
Statement to Certificate Holders (Factors)
5-6
Pool/Non-Pool Funds Cash Reconciliation
7
Pool Detail and Performance Indicators
8-10
Bond Interest Reconciliation Part I
11
Bond Interest Reconciliation Part II
12
Bond Principal Reconciliation
13
Rating Information
14
End of Month Balance Reporting
15-16
15 Month Loan Status Summary Part I
17-19
15 Month Loan Status Summary Part II
20-22
15 Month Historical Payoff Summary
23-24
Prepayment Summary
25
Mortgage Loan Characteristics Part I
26
Mortgage Loan Characteristics Part II
27-29
Geographic Concentration
30
Current Period Realized Loss Detail
31-34
Historical Realized Loss Summary
35-37
Realized Loss Summary
38
Historical Collateral Level REO Report
39
Material Breaches Detail
40
Releases
41
Modified Loan Detail (Historical)
42
Modified Loan Detail (Current Period) Part I
43-45
Modified Loan Detail (Current Period) Part II
46-48
Historical Modification Loan Summary
49-51
Cumulative Summary For Prior Modifications
52
Substitution Detail History
53
Substitution Detail History Summary
54
Table of Contents
01-Nov-2007 09:12
(c) 2007 LaSalle Bank N.A.

I-A
78581NAA0
138,227,000.00
120,999,100.21
1,631,764.58
0.00
0.00
119,367,335.63
533,530.41
0.00
5.2912500000%
II-A
78581NAB8
20,226,000.00
18,352,178.36
278,594.08
0.00
0.00
18,073,584.29
80,768.70
0.00
5.2812500000%
M-1
78581NAC6
10,882,000.00
10,882,000.00
0.00
0.00
0.00
10,882,000.00
50,612.64
0.00
5.5812500000%
M-2
78581NAD4
12,103,000.00
12,103,000.00
0.00
0.00
0.00
12,103,000.00
56,694.99
0.00
5.6212500000%
M-3
78581NAE2
4,775,000.00
4,775,000.00
0.00
0.00
0.00
4,775,000.00
22,566.85
0.00
5.6712500000%
M-4
78581NAF9
4,996,000.00
4,996,000.00
0.00
0.00
0.00
4,996,000.00
24,693.77
0.00
5.9312500000%
M-5
78581NAG7
4,775,000.00
4,775,000.00
0.00
0.00
0.00
4,775,000.00
23,999.35
0.00
6.0312500000%
M-6
78581NAH5
3,664,000.00
3,664,000.00
0.00
0.00
0.00
3,664,000.00
18,720.75
0.00
6.1312500000%
B-1
78581NAJ1
3,887,000.00
3,887,000.00
0.00
0.00
0.00
3,887,000.00
26,338.47
0.00
8.1312500000%
C
78581NAT9
222,079,641.17 N
202,600,098.54
0.00
0.00
0.00
199,113,918.58
6,646.89
6,646.89
N/A
RX
78581NAR3
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
N/A
R-1
78581NAN2
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
N/A
R-2
78581NAP7
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
N/A
R-3
78581NAQ5
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
N/A
Total
203,535,000.00
184,433,278.57
1,910,358.66
0.00
0.00
182,522,919.92
844,572.82
6,646.89
Total P&I Payment
2,754,931.48
Revised Date: 01-Nov-07
SACO I Trust
Mortgage-Backed Certificates
Series 2007-02
Distribution Date: 25-Oct-07
Bond Payments
Ending Certificate
Balance
Class
CUSIP
Original Face Value
(1)
Beginning
Certificate Balance
Interest Payment
(2)
Interest
Adjustment
Pass-Through
Rate
(1)
N denotes notional balance not included in total
(2)
Accrued Interest plus/minus Interest Adjustment minus Deferred Interest equals Interest Payment
Principal Payment
Principal
Adjustment or Loss Deferred Interest

01-Nov-2007 09:11
(c) 2007 LaSalle Bank N.A.

Revised Date: 01-Nov-07
SACO I Trust
Mortgage-Backed Certificates
Series 2007-02
Distribution Date: 25-Oct-07
X
78581NAS1
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
N/A
Total
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Total P&I Payment
0.00
Interest Payment
(2)
Interest
Adjustment
Pass-Through
Rate
Bond Payments
(1)
N denotes notional balance not included in total
(2)
Accrued Interest plus/minus Interest Adjustment minus Deferred Interest equals Interest Payment
Principal Payment
Principal
Adjustment or Loss Deferred Interest
Ending Certificate
Balance
Class
CUSIP
Original Face Value
(1)
Beginning
Certificate Balance

01-Nov-2007 09:11
(c) 2007 LaSalle Bank N.A.

I-A
78581NAA0
138,227,000.00
875.365161737
11.804962706
0.000000000
0.000000000
863.560199029
3.859813278
0.000000000
5.03250000%
II-A
78581NAB8
20,226,000.00
907.355797554
13.774057154
0.000000000
0.000000000
893.581740616
3.993310590
0.000000000
5.02250000%
M-1
78581NAC6
10,882,000.00
1000.000000000
0.000000000
0.000000000
0.000000000
1000.000000000
4.651042088
0.000000000
5.32250000%
M-2
78581NAD4
12,103,000.00
1000.000000000
0.000000000
0.000000000
0.000000000
1000.000000000
4.684374948
0.000000000
5.36250000%
M-3
78581NAE2
4,775,000.00
1000.000000000
0.000000000
0.000000000
0.000000000
1000.000000000
4.726041885
0.000000000
5.41250000%
M-4
78581NAF9
4,996,000.00
1000.000000000
0.000000000
0.000000000
0.000000000
1000.000000000
4.942708167
0.000000000
5.67250000%
M-5
78581NAG7
4,775,000.00
1000.000000000
0.000000000
0.000000000
0.000000000
1000.000000000
5.026041885
0.000000000
5.77250000%
M-6
78581NAH5
3,664,000.00
1000.000000000
0.000000000
0.000000000
0.000000000
1000.000000000
5.109375000
0.000000000
5.87250000%
B-1
78581NAJ1
3,887,000.00
1000.000000000
0.000000000
0.000000000
0.000000000
1000.000000000
6.776040648
0.000000000
7.87250000%
C
78581NAT9
222,079,641.17 N
912.285779429
0.000000000
0.000000000
0.000000000
896.587897616
0.029930209
0.029930209
N/A
RX
78581NAR3
0.00
0.000000000
0.000000000
0.000000000
0.000000000
0.000000000
0.000000000
0.000000000
N/A
R-1
78581NAN2
0.00
0.000000000
0.000000000
0.000000000
0.000000000
0.000000000
0.000000000
0.000000000
N/A
R-2
78581NAP7
0.00
0.000000000
0.000000000
0.000000000
0.000000000
0.000000000
0.000000000
0.000000000
N/A
R-3
78581NAQ5
0.00
0.000000000
0.000000000
0.000000000
0.000000000
0.000000000
0.000000000
0.000000000
N/A
Revised Date: 01-Nov-07
SACO I Trust
Mortgage-Backed Certificates
Series 2007-02
Distribution Date: 25-Oct-07
Statement to Certificate Holders (FACTORS)
Bond Payments
Class
CUSIP
Original Face
Value
Beginning Certificate
Balance *
Principal Payment
*
Principal
Adjustment or
Loss
Deferred Interest *
Ending Certificate
Balance *
Interest Payment *
Interest Adjustment*
Next Rate **
* Per $1,000 of Original Face Value ** Estimated

01-Nov-2007 09:11
(c) 2007 LaSalle Bank N.A.

Revised Date: 01-Nov-07
SACO I Trust
Mortgage-Backed Certificates
Series 2007-02
Distribution Date: 25-Oct-07
Statement to Certificate Holders (FACTORS)
X
78581NAS1
0.00
0.000000000
0.000000000
0.000000000
0.000000000
0.000000000
0.000000000
0.000000000
N/A
Interest Adjustment*
Next Rate **
Interest Payment *
* Per $1,000 of Original Face Value ** Estimated
Bond Payments
Class
CUSIP
Original Face
Value
Beginning Certificate
Balance *
Principal Payment
*
Principal
Adjustment or
Loss
Deferred Interest *
Ending Certificate
Balance *

01-Nov-2007 09:11
(c) 2007 LaSalle Bank N.A.

Interest Summary
Principal Summary
Reserve Fund
Interest Summary
Principal Summary
Beginning Balance
5,000.00
Scheduled Interest
2,037,802.51
Scheduled Prin Distribution
54,599.84
Withdrawal from Trust
0.00
Fees
89,481.23
Curtailments
57,123.48
Reimbursement from Waterfall
0.00
Remittance Interest
1,948,321.28
Prepayments in Full
906,573.18
Ending Balance
5,000.00
Other Interest Proceeds/Shortfalls
Liquidation Proceeds
(54,809.58)
Prepayment Penalties
6,646.89
Repurchase Proceeds
10,400.00
Swap Agreement
Other Interest Loss
0.00
Other Principal Proceeds
544.05
Other Interest Proceeds
19,272.25
Remittance Principal
974,430.97
Net Swap payment payable to the Swap
Non-advancing Interest
(195,675.22)
Administrator
2,119.65
Net PPIS/Relief Act Shortfall
(184.34)
Net Swap payment payable to the Swap Provider
0.00
Modification Shortfall
0.00
Other Interest Proceeds/Shortfalls
(169,940.42)
Swap Termination payment payable to the Swap
Interest Adjusted
1,778,380.86
Administrator
0.00
Fee Summary
Swap Termination payment payable to the Swap
0.00
Total Servicing Fees
89,481.23
Provider
Total Trustee Fees
0.00
LPMI Fees
0.00
Servicing Fee Breakdown
Credit Manager's Fees
0.00
Misc. Fees / Trust Expense
0.00
EMC
73,330.34
Insurance Premium
0.00
GMAC
11,085.89
Total Fees
89,481.23
Master Servicing Fees
5,065.00
Advances (Principal & Interest)
Prior Month's Outstanding Advances
2,682,740.59
Current Advances
N/A
Reimbursement of Prior Advances
N/A
Outstanding Advances
2,836,384.79
P&I Due Certificate Holders
2,754,931.48
Revised Date: 01-Nov-07
SACO I Trust
Mortgage-Backed Certificates
Series 2007-02
Pool Source of Funds
Non-Pool Source of Funds
P&I Advances as of the end of the Due Period do not reflect the amount of advances remitted by the Servicer on the Servicer Remittance Date due to additional proceeds received between the end of the Due Period and the Servicer Remittance Date and netted from the P&I Advances stated as of the end of the Due Period.
Distribution Date: 25-Oct-07
Cash Reconciliation Summary

01-Nov-2007 09:11
(c) 2007 LaSalle Bank N.A.

Pool Detail
Performance Indicators
Factors Impacting Principal Payment Rules
WA Rates/Life
Historical
Amount
Count
Delinquency Levels
Num
Den
%
Fixed
Adj
Overall
Cut-off Pool Balance
222,079,641.17
4,003
3 mo. Rolling Average
18,478,102
202,233,260
9.15%
WAC - Remit Current
11.54%
N/A
11.54%
Cum Scheduled Principal
448,005.62
6 mo. Rolling Average
13,646,103
206,153,343
6.68%
WAC - Remit Original
11.58%
N/A
11.58%
Cum Unscheduled Principal
17,800,976.09
12 mo. Rolling Average
10,560,631
208,791,712
5.16%
WAC - Current
12.07%
N/A
12.07%
Cum Liquidations
4,716,740.88
Loss Levels
Amount
Count
WAC - Original
12.11%
N/A
12.11%
Cum Repurchases
769,307.52
3 mo. Cum Loss
4,819,495.70
64
WAL - Current
335.62
N/A
335.62
6 mo. Cum loss
4,838,650.22
65
WAL - Original
344.87
N/A
344.87
Current
Amount
Count
%
12 mo. Cum Loss
4,838,650.22
65
Beginning Pool
202,600,098.54
3,684
91.23%
Current Index Rate
Scheduled Principal
54,599.84
0.02%
Triggers
Next Index Rate
Unscheduled Principal
963,696.66
18
0.43%
Liquidations
2,457,483.46
30
1.11%
> Delinquency Trigger Event
(2)
YES
Excess Cashflow
Repurchases
10,400.00
1
0.00%
Delinquency Event Calc
(1)
18,478,101.68
202,233,260
9.15%
Ending Pool
199,113,918.58
3,635
89.66%
> Loss Trigger Event?
(3)
NO
Average Loan Balance
54,776.87
Cumulative Loss
4,837,615
2.18%
Current Loss Detail
Amount
> Overall Trigger Event?
YES
Liquidation
2,457,483.46
Pool Composition
Realized Loss
2,512,293.04
Step Down Date
Realized Loss Adjustment
544.05
Distribution Count
8
Properties
%/Score
Net Liquidation
(55,353.63)
Current Specified Enhancement %
(4)
30.50%
Cut-off LTV
98.09%
Step Down %
(5)
57.30%
Cash Out/Refinance
19.20%
Credit Enhancement
Amount
%
% of Current Specified Enhancement %
(6)
N/A
SFR
54.13%
Original OC
18,544,641.17
8.35%
> Step Down Date?
NO
Target OC
18,543,650.04
8.35%
Min
Max
WA
Beginning OC
18,166,819.97
Extra Principal
935,927.69
FICO
547
814
696.89
OC Amount per PSA
15,655,070.98
7.05%
Cumulative Extra Principal
2,884,910.74
Ending OC
16,590,998.66
OC Release
0.00
Non-Senior Certificates
45,082,000.00 20.30%
Revised Date: 01-Nov-07
SACO I Trust
Mortgage-Backed Certificates
Series 2007-02
Distribution Date: 25-Oct-07
Pool Detail and Performance Indicators Total (All Loans)
Misc/Additional Information
Pool Level Information
5.131250%
4.872500%
Balance
199,413,902.16
39,026,670.48
110,042,113.22
Owner Occupied
174,674,557.99
85.92%
Legend: (1) 60 Days+, REO, BK, F/C % (3) Condn: Cum Loss > specified thresholds (5) Defined Benchmark (7) Condn: Distn Cnt > 36, (4) > (5)
(2) (1) > (6) * (4) then TRUE (4) Non-Senior Certs + OC Amount / Ending Pool Bal (6) Defined Benchmark (Used in Delinq Event Calc)
Note: Delinquency and Loss Event Triggers may be flagged as "Yes" prior to the Step Down Date on account of the percentage thresholds being breached.
0.00

01-Nov-2007 09:11
(c) 2007 LaSalle Bank N.A.

Revised Date: 01-Nov-07
SACO I Trust
Mortgage-Backed Certificates
Series 2007-02
Distribution Date: 25-Oct-07
Pool Detail
Performance Indicators
Factors Impacting Principal Payment Rules
WA Rates/Life
Historical
Amount
Count
Delinquency Levels
Num
Den
%
Fixed
Adj
Overall
Cut-off Pool Balance
193,731,639.35
3,311
3 mo. Rolling Average
16,901,650
175,674,056
9.64%
WAC - Remit Current
11.63%
N/A
11.63%
Cum Scheduled Principal
378,534.27
6 mo. Rolling Average
12,503,735
179,195,999
7.05%
WAC - Remit Original
11.67%
N/A
11.67%
Cum Unscheduled Principal
16,087,474.90
12 mo. Rolling Average
9,689,595
181,568,722
5.45%
WAC - Current
12.16%
N/A
12.16%
Cum Liquidations
4,561,958.45
Loss Levels
Amount
Count
WAC - Original
12.20%
N/A
12.20%
Cum Repurchases
638,766.98
3 mo. Cum Loss
4,658,016.43
59
WAL - Current
336.41
N/A
336.41
6 mo. Cum loss
4,677,158.45
60
WAL - Original
345.63
N/A
345.63
Current
Amount
Count
%
12 mo. Cum Loss
4,677,158.45
60
Beginning Pool
175,993,762.56
3,029
90.84%
Current Index Rate
Scheduled Principal
46,091.05
0.02%
Triggers
Next Index Rate
Unscheduled Principal
827,047.51
13
0.43%
Liquidations
2,406,552.27
28
1.24%
> Delinquency Trigger Event
(2)
NO
Repurchases
10,400.00
1
0.01%
Delinquency Event Calc
(1)
16,901,649.73
175,674,056
9.64%
Ending Pool
172,703,671.73
2,987
89.15%
> Loss Trigger Event?
(3)
NO
Average Loan Balance
57,818.44
Cumulative Loss
N/A
N/A
Current Loss Detail
Amount
> Overall Trigger Event?
NO
Liquidation
2,406,552.27
Pool Composition
Realized Loss
2,458,264.53
Step Down Date
Realized Loss Adjustment
500.10
Distribution Count
8
Properties
%/Score
Net Liquidation
(52,212.36)
Current Specified Enhancement %
(4)
N/A
Cut-off LTV
98.20%
Step Down %
(5)
N/A
Cash Out/Refinance
13.73%
% of Current Specified Enhancement %
(6)
N/A
SFR
53.48%
> Step Down Date?
NO
Min
Max
WA
Extra Principal
0.00
FICO
562
814
700.15
Cumulative Extra Principal
0.00
OC Release
N/A
Legend: (1) 60 Days+, REO, BK, F/C % (3) Condn: Cum Loss > specified thresholds (5) Defined Benchmark (7) Condn: Distn Cnt > 36, (4) > (5)
(2) (1) > (6) * (4) then TRUE (4) Non-Senior Certs + OC Amount / Ending Pool Bal (6) Defined Benchmark (Used in Delinq Event Calc)
Note: Delinquency and Loss Event Triggers may be flagged as "Yes" prior to the Step Down Date on account of the percentage thresholds being breached.
Owner Occupied
147,965,235.16
83.79%
Balance
173,413,226.65
24,246,688.33
94,432,758.59
Misc/Additional Information
Pool Level Information
N/A
N/A
Pool Detail and Performance Indicators Loan Group I

01-Nov-2007 09:11
(c) 2007 LaSalle Bank N.A.

Revised Date: 01-Nov-07
SACO I Trust
Mortgage-Backed Certificates
Series 2007-02
Distribution Date: 25-Oct-07
Pool Detail
Performance Indicators
Factors Impacting Principal Payment Rules
WA Rates/Life
Historical
Amount
Count
Delinquency Levels
Num
Den
%
Fixed
Adj
Overall
Cut-off Pool Balance
28,348,001.82
692
3 mo. Rolling Average
1,576,452
26,559,205
5.94%
WAC - Remit Current
10.95%
N/A
10.95%
Cum Scheduled Principal
69,471.35
6 mo. Rolling Average
1,142,368
26,957,344
4.27%
WAC - Remit Original
10.97%
N/A
10.97%
Cum Unscheduled Principal
1,713,501.19
12 mo. Rolling Average
871,036
27,222,990
3.25%
WAC - Current
11.48%
N/A
11.48%
Cum Liquidations
154,782.43
Loss Levels
Amount
Count
WAC - Original
11.50%
N/A
11.50%
Cum Repurchases
130,540.54
3 mo. Cum Loss
161,479.27
5
WAL - Current
330.45
N/A
330.45
6 mo. Cum loss
161,491.77
5
WAL - Original
339.72
N/A
339.72
Current
Amount
Count
%
12 mo. Cum Loss
161,491.77
5
Beginning Pool
26,606,335.98
655
93.86%
Current Index Rate
Scheduled Principal
8,508.79
0.03%
Triggers
Next Index Rate
Unscheduled Principal
136,649.15
5
0.48%
Liquidations
50,931.19
2
0.18%
> Delinquency Trigger Event
(2)
NO
Repurchases
0.00
0
0.00%
Delinquency Event Calc
(1)
1,576,451.95
26,559,205
5.94%
Ending Pool
26,410,246.85
648
93.16%
> Loss Trigger Event?
(3)
NO
Average Loan Balance
40,756.55
Cumulative Loss
N/A
N/A
Current Loss Detail
Amount
> Overall Trigger Event?
NO
Liquidation
50,931.19
Pool Composition
Realized Loss
54,028.51
Step Down Date
Realized Loss Adjustment
43.95
Distribution Count
8
Properties
%/Score
Net Liquidation
(3,141.27)
Current Specified Enhancement %
(4)
N/A
Cut-off LTV
97.35%
Step Down %
(5)
N/A
Cash Out/Refinance
55.34%
% of Current Specified Enhancement %
(6)
N/A
SFR
58.44%
> Step Down Date?
NO
Min
Max
WA
Extra Principal
0.00
FICO
547
813
675.55
Cumulative Extra Principal
0.00
OC Release
N/A
15,609,354.63
N/A
Legend: (1) 60 Days+, REO, BK, F/C % (3) Condn: Cum Loss > specified thresholds (5) Defined Benchmark (7) Condn: Distn Cnt > 36, (4) > (5)
(2) (1) > (6) * (4) then TRUE (4) Non-Senior Certs + OC Amount / Ending Pool Bal (6) Defined Benchmark (Used in Delinq Event Calc)
Note: Delinquency and Loss Event Triggers may be flagged as "Yes" prior to the Step Down Date on account of the percentage thresholds being breached.
Owner Occupied
26,709,322.83
100.00%
Balance
26,000,675.51
14,779,982.15
Pool Detail and Performance Indicators Loan Group II
Misc/Additional Information
Pool Level Information
N/A

01-Nov-2007 09:11
(c) 2007 LaSalle Bank N.A.

I-A
Act/360
30
120,999,100.21
5.291250000%
533,530.41
0.00
0.00
533,530.41
533,530.41
0.00
0.00
0.00
0.00
No
II-A
Act/360
30
18,352,178.36
5.281250000%
80,768.70
0.00
0.00
80,768.70
80,768.70
0.00
0.00
0.00
0.00
No
M-1
Act/360
30
10,882,000.00
5.581250000%
50,612.64
0.00
0.00
50,612.64
50,612.64
0.00
0.00
0.00
0.00
No
M-2
Act/360
30
12,103,000.00
5.621250000%
56,694.99
0.00
0.00
56,694.99
56,694.99
0.00
0.00
0.00
0.00
No
M-3
Act/360
30
4,775,000.00
5.671250000%
22,566.85
0.00
0.00
22,566.85
22,566.85
0.00
0.00
0.00
0.00
No
M-4
Act/360
30
4,996,000.00
5.931250000%
24,693.77
0.00
0.00
24,693.77
24,693.77
0.00
0.00
0.00
0.00
No
M-5
Act/360
30
4,775,000.00
6.031250000%
23,999.35
0.00
0.00
23,999.35
23,999.35
0.00
0.00
0.00
0.00
No
M-6
Act/360
30
3,664,000.00
6.131250000%
18,720.75
0.00
0.00
18,720.75
18,720.75
0.00
0.00
0.00
0.00
No
B-1
Act/360
30
3,887,000.00
8.131250000%
26,338.47
0.00
0.00
26,338.47
26,338.47
0.00
0.00
0.00
0.00
No
C
30/360
30
202,600,098.54
0.000000000%
0.00
6,646.89
0.00
6,646.89
6,646.89
0.00
0.00
0.00
0.00
N/A
RX
0.00
N/A
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
N/A
R-1
0.00
N/A
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
N/A
X
0.00
N/A
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
N/A
R-2
0.00
N/A
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
N/A
R-3
0.00
N/A
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
N/A
Total
184,433,278.57
837,925.93
6,646.89
0.00
844,572.82
844,572.82
0.00
0.00
0.00
0.00
Revised Date: 01-Nov-07
SACO I Trust
Mortgage-Backed Certificates
Series 2007-02
Distribution Date: 25-Oct-07
Bond Interest Reconciliation - Part I
- - Accrual - -
- - - - - - - - Outstanding - - - - - - - -
Class
Method
Days
Opening Balance
Pass-Thru Rate
Accrual
Certificate
Interest
Total Interest
Additions
Total Interest
Deductions
Remaining
Basis Risk Carry-
Fwd Shortfall
Outstanding Relief
Act / Prepayment
Interest Shortfalls
Net Cap
Rate in
Effect Y/N
(1)
Basis Risk Carry-Forward Shortfall - difference between LIBOR plus margin and the Net Rate Cap.
Distributable
Certificate
Interest
Interest Payment
Amount
Current Period
(Shortfall) /
Recovery
Remaining Int
Carry-Forward
Shortfall

01-Nov-2007 09:11
(c) 2007 LaSalle Bank N.A.

I-A
24-Oct-07
25-Sep-07
25-Oct-07
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
II-A
24-Oct-07
25-Sep-07
25-Oct-07
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
M-1
24-Oct-07
25-Sep-07
25-Oct-07
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
M-2
24-Oct-07
25-Sep-07
25-Oct-07
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
M-3
24-Oct-07
25-Sep-07
25-Oct-07
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
M-4
24-Oct-07
25-Sep-07
25-Oct-07
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
M-5
24-Oct-07
25-Sep-07
25-Oct-07
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
M-6
24-Oct-07
25-Sep-07
25-Oct-07
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
B-1
28-Sep-07
25-Sep-07
25-Oct-07
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
C
28-Sep-07
1-Sep-07
1-Oct-07
0.00
0.00
6,646.89
0.00
0.00
0.00
0.00
0.00
0.00
RX
28-Sep-07
1-Sep-07
1-Oct-07
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
R-1
28-Sep-07
1-Sep-07
1-Oct-07
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
X
28-Sep-07
1-Sep-07
1-Oct-07
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
R-2
28-Sep-07
1-Sep-07
1-Oct-07
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
R-3
28-Sep-07
1-Sep-07
1-Oct-07
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Total
0.00
0.00
6,646.89
0.00
0.00
0.00
0.00
0.00
0.00
Revised Date: 01-Nov-07
SACO I Trust
Mortgage-Backed Certificates
Series 2007-02
Distribution Date: 25-Oct-07
Bond Interest Reconciliation - Part II
- - - - - - - - - - - - - - - - - - - - - - - - - - - Additions - - - - - - - - - - - - - - - - - - - - - - - - - - - -
- - - - - - - - - - - Deductions - - - - - - - - - -
Class
Record Date
Prior Interest Due
Date
Current Interest
Due Date
Interest Rate
SWAP Agreement
Deposits from YM
Agreement
Prepayment
Premiums
Prior Int Carry-Fwd
Shortfall
Current Basis Risk
Carry-Fwd Shortfall
(1)
Other Interest Proceeds are additional interest amounts specifically allocated to the bond(s) and used in determining the bonds Distributable Interest.
(2)
Interest Carry-Forward Shortfall is unpaid interest with interest thereon.
(3)
Basis Risk Carry-Forward Shortfall - difference between LIBOR plus margin and the Net Rate Cap.
Prior Shortfall
Reimbursement
Other Interest
Proceeds
(1)
Other Interest
Losses
Current Int Carry-
Fwd Shortfall
(2)

01-Nov-2007 09:11
(c) 2007 LaSalle Bank N.A.

I-A
138,227,000.00
120,999,100.21
46,091.05
786,235.35
799,438.18
0.00
0.00
0.00
0.00
119,367,335.63
25-Feb-37
N/A
N/A
II-A
20,226,000.00
18,352,178.36
8,508.79
133,595.78
136,489.51
0.00
0.00
0.00
0.00
18,073,584.29
25-Feb-37
N/A
N/A
M-1
10,882,000.00
10,882,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
10,882,000.00
25-Feb-37
N/A
N/A
M-2
12,103,000.00
12,103,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
12,103,000.00
25-Feb-37
N/A
N/A
M-3
4,775,000.00
4,775,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
4,775,000.00
25-Feb-37
N/A
N/A
M-4
4,996,000.00
4,996,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
4,996,000.00
25-Feb-37
N/A
N/A
M-5
4,775,000.00
4,775,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
4,775,000.00
25-Feb-37
N/A
N/A
M-6
3,664,000.00
3,664,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
3,664,000.00
25-Feb-37
N/A
N/A
B-1
3,887,000.00
3,887,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
3,887,000.00
25-Feb-37
N/A
N/A
C
222,079,641.17
202,600,098.54
0.00
0.00
0.00
0.00
0.00
0.00
0.00
199,113,918.58
25-Feb-37
N/A
N/A
RX
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
25-Feb-37
N/A
N/A
R-1
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
25-Feb-37
N/A
N/A
X
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
25-Feb-37
N/A
N/A
R-2
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
25-Feb-37
N/A
N/A
R-3
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
25-Feb-37
N/A
N/A
Total
203,535,000.00
184,433,278.57
54,599.84
919,831.13
935,927.69
0.00
0.00
0.00
0.00
182,522,919.92
Revised Date: 01-Nov-07
SACO I Trust
Mortgage-Backed Certificates
Series 2007-02
Distribution Date: 25-Oct-07
Bond Principal Reconciliation
- - - - - - - - - - - - - - - - Losses - - - - - - - - - - - - - - -
- Credit Support -
Class
Original Class
Balance
Beginning Class
Balance
Scheduled Principal
Payment
Unscheduled
Principal
Payment
Extra
Principal
Payment
Prior
Loss
Reimburs.
Rated
Final
Maturity
Original
Current
Current
Losses
Cumulative
Losses
Interest on
Losses
Ending
Class Balance

01-Nov-2007 09:11
(c) 2007 LaSalle Bank N.A.

Class
CUSIP
Fitch
Moody's
DBRS
S&P
I-A
78581NAA0
NR
Aaa
NR
AAA
II-A
78581NAB8
NR
Aaa
NR
AAA
M-1
78581NAC6
NR
Aa1
NR
AA+
M-2
78581NAD4
NR
Aa2
NR
AA
M-3
78581NAE2
NR
Aa3
NR
AA-
M-4
78581NAF9
NR
A1
NR
A+
M-5
78581NAG7
NR
A2
NR
A
M-6
78581NAH5
NR
A3
NR
A-
B-1
78581NAJ1
NR
Baa1
NR
BBB+
X
78581NAS1
NR
NR
NR
NR
C
78581NAT9
NR
NR
NR
NR
Revised Date: 01-Nov-07
SACO I Trust
Mortgage-Backed Certificates
Series 2007-02
Distribution Date: 25-Oct-07
Ratings Information
NR - Designates that the class was not rated by the rating agency.
(1)
Changed ratings provided on this report are based on information provided by the applicable rating agency via electronic transmission. It shall be understood that this transmission will generally have been provided to LaSalle within 30 days of the payment date listed on this statement. Because ratings may have changed during the 30 day window, or may not be being provided by the rating agency in an electronic format and therefore not being updated on this report, LaSalle recommends that investors obtain current rating information directly from the rating agency.
- - - - - - - - - - - - Original Ratings - - - - - - - - - -
- - - - - - - - - - - - - - - - Ratings Change / Change Date
(1)
- - - - - - - - - - - - - - - -
Fitch
Moody's
DBRS
S&P

01-Nov-2007 09:11
(c) 2007 LaSalle Bank N.A.

Type
Count
Count (%)
Balance
Balance (%)
Arrears
Arrears (%)
REO Book Value
0
3206
87.0250%
171,802,688.29
86.0889%
0.00
0.0000%
0.00
0.00
30
103
2.7959%
6,611,457.39
3.3129%
0.00
0.0000%
0.00
0.00
60
93
2.5244%
6,008,435.19
3.0108%
0.00
0.0000%
0.00
0.00
90+
192
5.2117%
12,296,705.02
6.1618%
0.00
0.0000%
0.00
0.00
BKY0
8
0.2172%
386,567.86
0.1937%
0.00
0.0000%
0.00
0.00
BKY30
2
0.0543%
69,267.20
0.0347%
0.00
0.0000%
0.00
0.00
BKY60
3
0.0814%
135,745.14
0.0680%
0.00
0.0000%
0.00
0.00
BKY90+
30
0.8143%
1,966,756.43
0.9855%
0.00
0.0000%
0.00
0.00
F/C90+
5
0.1357%
286,673.82
0.1436%
0.00
0.0000%
0.00
0.00
PIF
42
1.1401%
0.00
0.0000%
0.00
0.0000%
0.00
0.00
Total (Prior Month End):
3684
100.0000%
199,564,296.00
100.0000%
0.00
0.0000%
0.00
0.00
Delinq Total (Prior Month End):
428
11.6178%
27,375,040.00
13.7174%
0.00
0.0000%
0.00
0.00
0
2625
86.6623%
148,129,962.24
85.5481%
0.00
0.0000%
0.00
0.00
30
81
2.6741%
5,726,590.77
3.3072%
0.00
0.0000%
0.00
0.00
60
82
2.7072%
5,552,787.29
3.2068%
0.00
0.0000%
0.00
0.00
90+
164
5.4143%
11,173,433.71
6.4529%
0.00
0.0000%
0.00
0.00
BKY0
6
0.1981%
257,439.64
0.1487%
0.00
0.0000%
0.00
0.00
BKY30
2
0.0660%
69,267.20
0.0400%
0.00
0.0000%
0.00
0.00
BKY60
1
0.0330%
54,190.64
0.0313%
0.00
0.0000%
0.00
0.00
BKY90+
29
0.9574%
1,927,453.64
1.1131%
0.00
0.0000%
0.00
0.00
F/C90+
4
0.1321%
262,924.36
0.1518%
0.00
0.0000%
0.00
0.00
PIF
35
1.1555%
0.00
0.0000%
0.00
0.0000%
0.00
0.00
Total (Prior Month End):
3029
100.0000%
173,154,049.00
100.0000%
0.00
0.0000%
0.00
0.00
Delinq Total (Prior Month End):
363
11.9842%
24,766,647.00
14.3032%
0.00
0.0000%
0.00
0.00
Revised Date: 01-Nov-07
SACO I Trust
Mortgage-Backed Certificates
Series 2007-02
Distribution Date: 25-Oct-07
End of Month Balance Reporting
F/C Quick Sale Value
Total
Group 1

01-Nov-2007 09:11
(c) 2007 LaSalle Bank N.A.

Revised Date: 01-Nov-07
SACO I Trust
Mortgage-Backed Certificates
Series 2007-02
Distribution Date: 25-Oct-07
End of Month Balance Reporting
Type
Count
Count (%)
Balance
Balance (%)
Arrears
Arrears (%)
REO Book Value
0
581
88.7023%
23,672,726.05
89.6346%
0.00
0.0000%
0.00
0.00
30
22
3.3588%
884,866.62
3.3505%
0.00
0.0000%
0.00
0.00
60
11
1.6794%
455,647.90
1.7253%
0.00
0.0000%
0.00
0.00
90+
28
4.2748%
1,123,271.31
4.2532%
0.00
0.0000%
0.00
0.00
BKY0
2
0.3053%
129,128.22
0.4889%
0.00
0.0000%
0.00
0.00
BKY60
2
0.3053%
81,554.50
0.3088%
0.00
0.0000%
0.00
0.00
BKY90+
1
0.1527%
39,302.79
0.1488%
0.00
0.0000%
0.00
0.00
F/C90+
1
0.1527%
23,749.46
0.0899%
0.00
0.0000%
0.00
0.00
PIF
7
1.0687%
0.00
0.0000%
0.00
0.0000%
0.00
0.00
Total (Prior Month End):
655
100.0000%
26,410,246.00
100.0000%
0.00
0.0000%
0.00
0.00
Delinq Total (Prior Month End):
65
9.9237%
2,608,392.00
9.8764%
0.00
0.0000%
0.00
0.00
F/C Quick Sale Value
Group 2

01-Nov-2007 09:11
(c) 2007 LaSalle Bank N.A.

Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
25-Oct-07
3,199
171,352,311
103
6,611,457
93
6,008,435
192
12,296,705
43
2,558,337
5
286,674
0
0
25-Sep-07
3,286
176,972,959
115
7,198,909
71
4,303,624
166
11,213,291
40
2,541,728
6
369,588
0
0
27-Aug-07
3,395
183,337,268
95
5,792,572
77
4,742,290
127
9,092,718
31
1,757,556
5
263,359
0
0
25-Jul-07
3,480
188,614,841
109
6,405,371
61
3,885,995
94
6,876,874
30
1,815,496
1
48,726
0
0
25-Jun-07
3,600
195,586,660
79
5,143,503
40
2,865,312
76
5,266,689
14
860,178
1
67,500
0
0
25-May-07
3,699
202,648,751
88
5,378,841
17
1,530,658
43
2,700,151
8
524,732
0
0
0
0
25-Apr-07
3,832
210,748,334
30
1,905,151
35
2,272,304
0
0
5
336,124
0
0
0
0
26-Mar-07
3,887
214,911,392
57
3,240,329
0
0
0
0
0
0
0
0
0
0
25-Oct-07
88.01%
86.06%
2.83%
3.32%
2.56%
3.02%
5.28%
6.18%
1.18%
1.28%
0.14%
0.14%
0.00%
0.00%
25-Sep-07
89.20%
87.35%
3.12%
3.55%
1.93%
2.12%
4.51%
5.53%
1.09%
1.25%
0.16%
0.18%
0.00%
0.00%
27-Aug-07
91.02%
89.44%
2.55%
2.83%
2.06%
2.31%
3.40%
4.44%
0.83%
0.86%
0.13%
0.13%
0.00%
0.00%
25-Jul-07
92.19%
90.83%
2.89%
3.08%
1.62%
1.87%
2.49%
3.31%
0.79%
0.87%
0.03%
0.02%
0.00%
0.00%
25-Jun-07
94.49%
93.23%
2.07%
2.45%
1.05%
1.37%
1.99%
2.51%
0.37%
0.41%
0.03%
0.03%
0.00%
0.00%
25-May-07
95.95%
95.24%
2.28%
2.53%
0.44%
0.72%
1.12%
1.27%
0.21%
0.25%
0.00%
0.00%
0.00%
0.00%
25-Apr-07
98.21%
97.90%
0.77%
0.89%
0.90%
1.06%
0.00%
0.00%
0.13%
0.16%
0.00%
0.00%
0.00%
0.00%
26-Mar-07
98.55%
98.51%
1.45%
1.49%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
Revised Date: 01-Nov-07
SACO I Trust
Mortgage-Backed Certificates
Series 2007-02
Distribution Date: 25-Oct-07
Asset-Backed Facts ~ 15 Month Historical Loan Status Summary Part I (as of Cut-Off)
Distribution
Date
Current
Delinq 1 Month
Delinq 2 Months
Delinq 3+ Months
Bankruptcy
Foreclosure
REO
Total (All Loans)
Total (All Loans)
Delinquency Balances are Exclusive of REO, Foreclosures and Bankruptcies.

01-Nov-2007 09:11
(c) 2007 LaSalle Bank N.A.

Revised Date: 01-Nov-07
SACO I Trust
Mortgage-Backed Certificates
Series 2007-02
Distribution Date: 25-Oct-07
Asset-Backed Facts ~ 15 Month Historical Loan Status Summary Part I (as of Cut-Off)
Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
25-Oct-07
2,618
147,679,584
81
5,726,591
82
5,552,787
164
11,173,434
38
2,308,351
4
262,924
0
0
25-Sep-07
2,689
152,724,677
99
6,509,988
55
3,718,814
147
10,433,669
35
2,300,092
4
306,522
0
0
27-Aug-07
2,789
158,779,586
73
4,896,790
66
4,269,338
116
8,643,979
26
1,515,859
3
219,180
0
0
25-Jul-07
2,860
163,351,987
88
5,561,482
50
3,436,007
86
6,593,414
24
1,549,973
1
48,726
0
0
25-Jun-07
2,962
169,673,872
65
4,506,430
31
2,522,674
70
5,043,465
9
617,833
1
67,500
0
0
25-May-07
3,043
175,874,978
74
4,867,619
17
1,530,658
36
2,449,267
7
457,945
0
0
0
0
25-Apr-07
3,158
183,278,295
23
1,587,222
33
2,225,042
0
0
4
269,305
0
0
0
0
26-Mar-07
3,200
186,799,547
56
3,214,368
0
0
0
0
0
0
0
0
0
0
25-Oct-07
87.65%
85.51%
2.71%
3.32%
2.75%
3.22%
5.49%
6.47%
1.27%
1.34%
0.13%
0.15%
0.00%
0.00%
25-Sep-07
88.78%
86.78%
3.27%
3.70%
1.82%
2.11%
4.85%
5.93%
1.16%
1.31%
0.13%
0.17%
0.00%
0.00%
27-Aug-07
90.76%
89.04%
2.38%
2.75%
2.15%
2.39%
3.77%
4.85%
0.85%
0.85%
0.10%
0.12%
0.00%
0.00%
25-Jul-07
91.99%
90.48%
2.83%
3.08%
1.61%
1.90%
2.77%
3.65%
0.77%
0.86%
0.03%
0.03%
0.00%
0.00%
25-Jun-07
94.39%
93.01%
2.07%
2.47%
0.99%
1.38%
2.23%
2.76%
0.29%
0.34%
0.03%
0.04%
0.00%
0.00%
25-May-07
95.78%
94.97%
2.33%
2.63%
0.54%
0.83%
1.13%
1.32%
0.22%
0.25%
0.00%
0.00%
0.00%
0.00%
25-Apr-07
98.14%
97.82%
0.71%
0.85%
1.03%
1.19%
0.00%
0.00%
0.12%
0.14%
0.00%
0.00%
0.00%
0.00%
26-Mar-07
98.28%
98.31%
1.72%
1.69%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
Loan Group I
Delinq 3+ Months
Bankruptcy
Foreclosure
REO
Distribution
Date
Current
Delinq 1 Month
Delinq 2 Months
Loan Group I
Delinquency Balances are Exclusive of REO, Foreclosures and Bankruptcies.

01-Nov-2007 09:11
(c) 2007 LaSalle Bank N.A.

Revised Date: 01-Nov-07
SACO I Trust
Mortgage-Backed Certificates
Series 2007-02
Distribution Date: 25-Oct-07
Asset-Backed Facts ~ 15 Month Historical Loan Status Summary Part I (as of Cut-Off)
Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
25-Oct-07
581
23,672,726
22
884,867
11
455,648
28
1,123,271
5
249,986
1
23,749
0
0
25-Sep-07
597
24,248,282
16
688,920
16
584,810
19
779,622
5
241,636
2
63,066
0
0
27-Aug-07
606
24,557,682
22
895,782
11
472,952
11
448,739
5
241,698
2
44,179
0
0
25-Jul-07
620
25,262,854
21
843,889
11
449,988
8
283,460
6
265,523
0
0
0
0
25-Jun-07
638
25,912,787
14
637,072
9
342,638
6
223,224
5
242,345
0
0
0
0
25-May-07
656
26,773,773
14
511,222
0
0
7
250,884
1
66,787
0
0
0
0
25-Apr-07
674
27,470,038
7
317,930
2
47,262
0
0
1
66,818
0
0
0
0
26-Mar-07
687
28,111,846
1
25,962
0
0
0
0
0
0
0
0
0
0
25-Oct-07
89.66%
89.63%
3.40%
3.35%
1.70%
1.73%
4.32%
4.25%
0.77%
0.95%
0.15%
0.09%
0.00%
0.00%
25-Sep-07
91.15%
91.14%
2.44%
2.59%
2.44%
2.20%
2.90%
2.93%
0.76%
0.91%
0.31%
0.24%
0.00%
0.00%
27-Aug-07
92.24%
92.11%
3.35%
3.36%
1.67%
1.77%
1.67%
1.68%
0.76%
0.91%
0.30%
0.17%
0.00%
0.00%
25-Jul-07
93.09%
93.20%
3.15%
3.11%
1.65%
1.66%
1.20%
1.05%
0.90%
0.98%
0.00%
0.00%
0.00%
0.00%
25-Jun-07
94.94%
94.72%
2.08%
2.33%
1.34%
1.25%
0.89%
0.82%
0.74%
0.89%
0.00%
0.00%
0.00%
0.00%
25-May-07
96.76%
97.00%
2.06%
1.85%
0.00%
0.00%
1.03%
0.91%
0.15%
0.24%
0.00%
0.00%
0.00%
0.00%
25-Apr-07
98.54%
98.45%
1.02%
1.14%
0.29%
0.17%
0.00%
0.00%
0.15%
0.24%
0.00%
0.00%
0.00%
0.00%
26-Mar-07
99.85%
99.91%
0.15%
0.09%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
Distribution
Date
Current
Delinq 1 Month
Delinq 2 Months
Delinq 3+ Months
Bankruptcy
Foreclosure
Delinquency Balances are Exclusive of REO, Foreclosures and Bankruptcies.
REO
Loan Group II
Loan Group II

01-Nov-2007 09:11
(c) 2007 LaSalle Bank N.A.

#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
25-Oct-07
0
0
0
0
0
0
5
286,674
0
0
0
0
0
0
0
0
8
386,568
2
69,267
3
135,745
30
1,966,756
25-Sep-07
0
0
0
0
0
0
6
369,588
0
0
0
0
0
0
0
0
12
525,966
1
58,289
4
275,354
23
1,682,118
27-Aug-07
0
0
0
0
0
0
5
263,359
0
0
0
0
0
0
0
0
9
339,588
1
75,049
1
23,266
20
1,319,655
25-Jul-07
0
0
0
0
0
0
1
48,726
0
0
0
0
0
0
0
0
6
253,636
0
0
3
111,510
21
1,450,350
25-Jun-07
0
0
0
0
0
0
1
67,500
0
0
0
0
0
0
0
0
4
194,615
2
88,257
2
55,678
6
521,628
25-May-07
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
2
103,861
0
0
1
32,500
5
388,371
25-Apr-07
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
4
303,624
1
32,500
0
0
0
0
26-Mar-07
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
25-Oct-07
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.14%
0.14%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.22%
0.19%
0.06%
0.03%
0.08%
0.07%
0.83%
0.99%
25-Sep-07
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.16%
0.18%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.33%
0.26%
0.03%
0.03%
0.11%
0.14%
0.62%
0.83%
27-Aug-07
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.13%
0.13%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.24%
0.17%
0.03%
0.04%
0.03%
0.01%
0.54%
0.64%
25-Jul-07
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.03%
0.02%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.16%
0.12%
0.00%
0.00%
0.08%
0.05%
0.56%
0.70%
25-Jun-07
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.03%
0.03%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.10%
0.09%
0.05%
0.04%
0.05%
0.03%
0.16%
0.25%
25-May-07
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.05%
0.05%
0.00%
0.00%
0.03%
0.02%
0.13%
0.18%
25-Apr-07
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.10%
0.14%
0.03%
0.02%
0.00%
0.00%
0.00%
0.00%
26-Mar-07
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
Revised Date: 01-Nov-07
SACO I Trust
Mortgage-Backed Certificates
Series 2007-02
Distribution Date: 25-Oct-07
Asset-Backed Facts ~ 15 Month Historical Loan Status Summary Part II (as of Cut-Off)
- - - - - - - - - - - In Foreclosure and Delinquent - - - - - - - - - - - - -
- - - - - - - - - - - - - - - In REO and Delinquent - - - - - - - - - - - - - -
- - - - - - - - - - - - - In Bankruptcy and Delinquent - - - - - - - - - - - - -
Distribution Date
Current
31-60 Days
61-90 Days
90 + Days
Current
31-60 Days
61-90 Days
90 + Days
Total (All Loans)
Total (All Loans)
61-90 Days
90 + Days
Current
31-60 Days

01-Nov-2007 09:11
(c) 2007 LaSalle Bank N.A.

Revised Date: 01-Nov-07
SACO I Trust
Mortgage-Backed Certificates
Series 2007-02
Distribution Date: 25-Oct-07
Asset-Backed Facts ~ 15 Month Historical Loan Status Summary Part II (as of Cut-Off)
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
25-Oct-07
0
0
0
0
0
0
4
262,924
0
0
0
0
0
0
0
0
6
257,440
2
69,267
1
54,191
29
1,927,454
25-Sep-07
0
0
0
0
0
0
4
306,522
0
0
0
0
0
0
0
0
9
365,884
0
0
3
252,089
23
1,682,118
27-Aug-07
0
0
0
0
0
0
3
219,180
0
0
0
0
0
0
0
0
6
179,444
1
75,049
0
0
19
1,261,366
25-Jul-07
0
0
0
0
0
0
1
48,726
0
0
0
0
0
0
0
0
3
93,431
0
0
1
29,955
20
1,426,587
25-Jun-07
0
0
0
0
0
0
1
67,500
0
0
0
0
0
0
0
0
1
34,350
1
29,955
1
31,900
6
521,628
25-May-07
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
1
37,073
0
0
1
32,500
5
388,371
25-Apr-07
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
3
236,805
1
32,500
0
0
0
0
26-Mar-07
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
25-Oct-07
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.13%
0.15%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.20%
0.15%
0.07%
0.04%
0.03%
0.03%
0.97%
1.12%
25-Sep-07
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.13%
0.17%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.30%
0.21%
0.00%
0.00%
0.10%
0.14%
0.76%
0.96%
27-Aug-07
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.10%
0.12%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.20%
0.10%
0.03%
0.04%
0.00%
0.00%
0.62%
0.71%
25-Jul-07
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.03%
0.03%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.10%
0.05%
0.00%
0.00%
0.03%
0.02%
0.64%
0.79%
25-Jun-07
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.03%
0.04%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.03%
0.02%
0.03%
0.02%
0.03%
0.02%
0.19%
0.29%
25-May-07
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.03%
0.02%
0.00%
0.00%
0.03%
0.02%
0.16%
0.21%
25-Apr-07
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.09%
0.13%
0.03%
0.02%
0.00%
0.00%
0.00%
0.00%
26-Mar-07
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
90 + Days
Current
31-60 Days
61-90 Days
90 + Days
Current
- - - - - - - - - - - In Foreclosure and Delinquent - - - - - - - - - - - - -
- - - - - - - - - - - - - - - In REO and Delinquent - - - - - - - - - - - - - -
- - - - - - - - - - - - - In Bankruptcy and Delinquent - - - - - - - - - - - - -
Distribution Date
Current
31-60 Days
61-90 Days
31-60 Days
61-90 Days
90 + Days
Loan Group I
Loan Group I

01-Nov-2007 09:11
(c) 2007 LaSalle Bank N.A.

Revised Date: 01-Nov-07
SACO I Trust
Mortgage-Backed Certificates
Series 2007-02
Distribution Date: 25-Oct-07
Asset-Backed Facts ~ 15 Month Historical Loan Status Summary Part II (as of Cut-Off)
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
25-Oct-07
0
0
0
0
0
0
1
23,749
0
0
0
0
0
0
0
0
2
129,128
0
0
2
81,555
1
39,303
25-Sep-07
0
0
0
0
0
0
2
63,066
0
0
0
0
0
0
0
0
3
160,081
1
58,289
1
23,266
0
0
27-Aug-07
0
0
0
0
0
0
2
44,179
0
0
0
0
0
0
0
0
3
160,143
0
0
1
23,266
1
58,289
25-Jul-07
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
3
160,205
0
0
2
81,555
1
23,764
25-Jun-07
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
3
160,265
1
58,302
1
23,778
0
0
25-May-07
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
1
66,787
0
0
0
0
0
0
25-Apr-07
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
1
66,818
0
0
0
0
0
0
26-Mar-07
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
25-Oct-07
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.15%
0.09%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.31%
0.49%
0.00%
0.00%
0.31%
0.31%
0.15%
0.15%
25-Sep-07
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.31%
0.24%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.46%
0.60%
0.15%
0.22%
0.15%
0.09%
0.00%
0.00%
27-Aug-07
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.30%
0.17%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.46%
0.60%
0.00%
0.00%
0.15%
0.09%
0.15%
0.22%
25-Jul-07
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.45%
0.59%
0.00%
0.00%
0.30%
0.30%
0.15%
0.09%
25-Jun-07
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.45%
0.59%
0.15%
0.21%
0.15%
0.09%
0.00%
0.00%
25-May-07
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.15%
0.24%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
25-Apr-07
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.15%
0.24%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
26-Mar-07
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
- - - - - - - - - - - In Foreclosure and Delinquent - - - - - - - - - - - - -
- - - - - - - - - - - - - - - In REO and Delinquent - - - - - - - - - - - - - -
- - - - - - - - - - - - - In Bankruptcy and Delinquent - - - - - - - - - - - - -
31-60 Days
61-90 Days
Distribution Date
Current
31-60 Days
61-90 Days
90 + Days
Loan Group II
Loan Group II
90 + Days
Current
31-60 Days
61-90 Days
90 + Days
Current

01-Nov-2007 09:11
(c) 2007 LaSalle Bank N.A.

Insurance
Substitution
Liquidation
Remaining Term
#
Balance
#
Balance
Proceeds
Proceeds
Proceeds
#
Amount
Life
Coupon
Remit
25-Oct-07
3,635
199,113,919
19
916,973
0.00
0.00
(54,809.58)
30
2,512,293
336
12.07%
11.54%
25-Sep-07
3,684
202,600,099
27
979,466
0.00
0.00
(52,243.54)
20
1,358,897
337
12.08%
11.55%
27-Aug-07
3,730
204,985,764
31
1,622,089
0.00
0.00
(31,745.92)
14
948,483
338
12.09%
11.56%
25-Jul-07
3,775
207,647,303
35
2,058,199
0.00
0.00
0.00
0
0
339
12.08%
11.55%
25-Jun-07
3,810
209,789,842
44
2,810,488
0.00
0.00
17,203.83
1
18,663
341
12.08%
11.55%
25-May-07
3,855
212,783,133
47
2,398,671
0.00
0.00
0.00
0
0
342
12.08%
11.55%
25-Apr-07
3,902
215,261,913
42
2,771,979
0.00
0.00
0.00
0
0
343
12.09%
11.56%
26-Mar-07
3,944
218,151,721
59
3,804,113
0.00
0.00
0.00
0
0
345
12.11%
11.58%
25-Oct-07
2,987
172,703,672
14
785,901
0.00
0.00
-51,712.26
28
2,458,265
336
12.16%
11.63%
25-Sep-07
3,029
175,993,763
25
936,875
0.00
0.00
-52,243.54
20
1,358,897
338
12.17%
11.64%
27-Aug-07
3,073
178,324,732
25
1,331,432
0.00
0.00
-28,170.35
11
841,057
339
12.17%
11.64%
25-Jul-07
3,109
180,541,589
29
1,817,398
0.00
0.00
0.00
0
0
340
12.17%
11.64%
25-Jun-07
3,138
182,431,775
38
2,581,450
0.00
0.00
17,203.83
1
18,663
341
12.17%
11.64%
25-May-07
3,177
185,180,467
41
2,112,021
0.00
0.00
0.00
0
0
343
12.17%
11.64%
25-Apr-07
3,218
187,359,864
38
2,569,535
0.00
0.00
0.00
0
0
344
12.18%
11.65%
26-Mar-07
3,256
190,013,914
55
3,623,080
0.00
0.00
0.00
0
0
346
12.20%
11.67%
Revised Date: 01-Nov-07
SACO I Trust
Mortgage-Backed Certificates
Series 2007-02
Distribution Date: 25-Oct-07
Asset-Backed Facts ~ 15 Month Historical Payoff/Loss Summary
Curr Weighted Avg.
Total (All Loans)
Loan Group I
Distribution
Date
Ending Pool
Payoffs
Realized Losses

01-Nov-2007 09:11
(c) 2007 LaSalle Bank N.A.

Revised Date: 01-Nov-07
SACO I Trust
Mortgage-Backed Certificates
Series 2007-02
Distribution Date: 25-Oct-07
Asset-Backed Facts ~ 15 Month Historical Payoff/Loss Summary
Insurance
Substitution
Liquidation
Remaining Term
#
Balance
#
Balance
Proceeds
Proceeds
Proceeds
#
Amount
Life
Coupon
Remit
25-Oct-07
648
26,410,247
5
131,072
0.00
0.00
(3,097.32)
2
54,029
330
11.48%
10.95%
25-Sep-07
655
26,606,336
2
42,591
0.00
0.00
0.00
0
0
332
11.48%
10.95%
27-Aug-07
657
26,661,031
6
290,657
0.00
0.00
(3,575.57)
3
107,427
333
11.50%
10.97%
25-Jul-07
666
27,105,714
6
240,801
0.00
0.00
0.00
0
0
335
11.50%
10.97%
25-Jun-07
672
27,358,067
6
229,038
0.00
0.00
0.00
0
0
336
11.50%
10.97%
25-May-07
678
27,602,666
6
286,651
0.00
0.00
0.00
0
0
337
11.51%
10.98%
25-Apr-07
684
27,902,049
4
202,443
0.00
0.00
0.00
0
0
338
11.50%
10.97%
26-Mar-07
688
28,137,807
4
181,033
0.00
0.00
0.00
0
0
340
11.50%
10.97%
Curr Weighted Avg.
Loan Group II
Distribution
Date
Ending Pool
Payoffs
Realized Losses

01-Nov-2007 09:11
(c) 2007 LaSalle Bank N.A.

SMM (Single Monthly Mortality)
Total
Current Period
1.69%
3-Month Average
1.36%
6-Month Average
1.26%
12-Month Average
1.33%
Average Since Cut-Off
1.33%
CPR (Conditional Prepayment Rate)
Total
Current Period
18.54%
3-Month Average
15.14%
6-Month Average
14.13%
12-Month Average
14.79%
Average Since Cut-Off
14.79%
PSA (Public Securities Association)
Total
Current Period
309%
3-Month Average
252%
6-Month Average
236%
12-Month Average
247%
Average Since Cut-Off
247%
SMM
Single Monthly Mortality
(Partial and Full Prepayments + Repurchases + Curtailments + Liquidations + Other Prin Proceeds) / (Beginning Collateral Bal - Scheduled Prin)
CPR
Conditional Prepayment Rate
1 - (1 - SMM)^12)
PSA
Public Securities Association
100 * CPR / (0.2 * MIN(30,WAS))
WAS
Weighted Average Seasoning
(Original Term - Remaining Term) * (Current Scheduled Balance / Deal Scheduled Principal Balance)
Revised Date: 01-Nov-07
SACO I Trust
Mortgage-Backed Certificates
Series 2007-02
Total (All Loans)
Distribution Date: 25-Oct-07
Prepayment Summary
0.00%
2.43%
4.86%
7.29%
9.71%
12.14%
14.57%
17.00%
Nov-06
Dec-06
Jan-07
Feb-07
Mar-07
Apr-07
May-07
Jun-07
Jul-07
Aug-07
Sep-07
Oct-07
0.00%
14.29%
28.57%
42.86%
57.14%
71.43%
85.71%
100.00%
Nov-06
Dec-06
Jan-07
Feb-07
Mar-07
Apr-07
May-07
Jun-07
Jul-07
Aug-07
Sep-07
Oct-07
0%
229%
457%
686%
914%
1143%
1371%
1600%
Nov-06
Dec-06
Jan-07
Feb-07
Mar-07
Apr-07
May-07
Jun-07
Jul-07
Aug-07
Sep-07
Oct-07

01-Nov-2007 09:11
(c) 2007 LaSalle Bank N.A.

Min
Max
Count
% of Total
Balance
% of Total
Min
Max
Count
% of Total
Balance
% of Total
3,000
to
22,000
385
10.59%
6,349,916
3.19%
3,000
to
22,000
416
10.39%
6,898,448
3.11%
22,000
to
27,000
329
9.05%
8,163,466
4.10%
22,000
to
27,000
360
8.99%
8,942,953
4.03%
27,000
to
32,000
346
9.52%
10,252,186
5.15%
27,000
to
32,000
381
9.52%
11,330,421
5.10%
32,000
to
37,000
294
8.09%
10,109,271
5.08%
32,000
to
37,000
321
8.02%
11,068,196
4.98%
37,000
to
42,000
302
8.31%
11,907,359
5.98%
37,000
to
42,000
341
8.52%
13,479,018
6.07%
42,000
to
45,000
174
4.79%
7,586,432
3.81%
42,000
to
45,000
187
4.67%
8,168,676
3.68%
45,000
to
56,000
459
12.63%
23,107,462
11.61%
45,000
to
56,000
503
12.57%
25,364,841
11.42%
56,000
to
67,000
330
9.08%
20,277,517
10.18%
56,000
to
67,000
356
8.89%
21,895,665
9.86%
67,000
to
78,000
299
8.23%
21,688,444
10.89%
67,000
to
78,000
333
8.32%
24,120,856
10.86%
78,000
to
89,000
203
5.58%
16,878,784
8.48%
78,000
to
89,000
227
5.67%
18,884,569
8.50%
89,000
to
98,000
157
4.32%
14,628,743
7.35%
89,000
to
99,000
177
4.42%
16,541,035
7.45%
98,000
to
450,000
357
9.82%
48,164,338
24.19%
99,000
to
450,000
401
10.02%
55,384,964
24.94%
3,635
100.00%
199,113,919
100.00%
4,003
100.00%
222,079,641
100.00%
Min
Max
Count
% of Total
Balance
% of Total
Min
Max
Count
% of Total
Balance
% of Total
5.75%
to
9.88%
400
11.00%
19,469,271
9.78%
5.75%
to
9.88%
425
10.62%
21,122,837
9.51%
9.88%
to
10.30%
136
3.74%
7,403,492
3.72%
9.88%
to
10.31%
150
3.75%
8,105,373
3.65%
10.30%
to
10.72%
184
5.06%
10,544,886
5.30%
10.31%
to
10.75%
269
6.72%
15,846,314
7.14%
10.72%
to
11.14%
273
7.51%
15,660,268
7.86%
10.75%
to
11.19%
234
5.85%
13,396,249
6.03%
11.14%
to
11.56%
279
7.68%
16,195,014
8.13%
11.19%
to
11.63%
385
9.62%
22,872,291
10.30%
11.56%
to
12.00%
546
15.02%
33,572,851
16.86%
11.63%
to
12.08%
539
13.46%
33,363,711
15.02%
12.00%
to
12.52%
537
14.77%
35,011,719
17.58%
12.08%
to
12.61%
559
13.96%
37,256,231
16.78%
12.52%
to
13.03%
396
10.89%
22,704,363
11.40%
12.61%
to
13.14%
444
11.09%
26,102,187
11.75%
13.03%
to
13.55%
220
6.05%
10,932,248
5.49%
13.14%
to
13.67%
244
6.10%
11,676,387
5.26%
13.55%
to
14.06%
143
3.93%
6,122,224
3.07%
13.67%
to
14.20%
170
4.25%
7,277,268
3.28%
14.06%
to
14.63%
159
4.37%
7,923,088
3.98%
14.20%
to
14.75%
193
4.82%
9,524,119
4.29%
14.63%
to
20.63%
362
9.96%
13,574,494
6.82%
14.75%
to
22.38%
391
9.77%
15,536,675
7.00%
3,635
100.00%
199,113,919
100.00%
4,003
100.00%
222,079,641
100.00%
Revised Date: 01-Nov-07
SACO I Trust
Mortgage-Backed Certificates
Series 2007-02
Distribution Date: 25-Oct-07
Mortgage Loan Characteristics Part I
Total (All Loans)
Distribution by Current Ending Principal Balance
Distribution by Cut-off Principal Balance
Distribution by Current Mortgage Rate
Distribution by Original Mortgage Rate

01-Nov-2007 09:11
(c) 2007 LaSalle Bank N.A.

3,635
199,113,919
100.00%
335.62
12.05%
4,003
222,079,641
100.00%
278.71
12.11%
3,635
199,113,919
100.00%
4,003
222,079,641
100.00%
1,921
106,565,400
53.52%
334.90
12.05%
2,127
119,842,910
53.96%
284.98
12.11%
1,211
67,043,808
33.67%
337.24
11.75%
1,314
73,782,676
33.22%
265.76
11.78%
347
16,943,820
8.51%
335.72
12.76%
384
18,819,299
8.47%
283.37
12.91%
145
7,845,959
3.94%
330.75
13.05%
167
8,917,826
4.02%
294.29
13.14%
11
714,932
0.36%
342.43
12.15%
11
716,930
0.32%
248.06
12.15%
3,635
199,113,919
100.00%
4,003
222,079,641
100.00%
Revised Date: 01-Nov-07
SACO I Trust
Mortgage-Backed Certificates
Series 2007-02
Total (All Loans)
Distribution Date: 25-Oct-07
Mortgage Loan Characteristics Part II
Distribution by Product Characteristics (Current)
Product Type
# of
Loans
Ending Balance
% of
Balance
WAMM
WAC
Fixed 2nd Lien
Total
Distribution by Product Characteristics (Cut-off)
Product Type
# of Loans
Original Principal
Balance
% of
Balance
WAMM
WAC
Fixed 2nd Lien
Total
Condo - High Facility
Multifamily
Distribution by Property Types (Current)
Property Type
# of
Loans
Ending Balance
% of
Balance
WAMM
WAC
SF Unattached Dwelling
PUD
SF Attached Dwelling
SF Unattached Dwelling
PUD
Distribution by Property Types (Cut-off)
Property Type
# of Loans
Ending Balance
% of
Balance
WAMM
WAC
Condo - High Facility
Multifamily
SF Attached Dwelling
Total
Total

01-Nov-2007 09:12
(c) 2007 LaSalle Bank N.A.

Revised Date: 01-Nov-07
SACO I Trust
Mortgage-Backed Certificates
Series 2007-02
Distribution Date: 25-Oct-07
Mortgage Loan Characteristics Part II
2,568
160,642,560
80.68%
335.42
11.70%
2,809
177,843,000
80.08%
266.73
11.71%
826
27,447,013
13.78%
335.46
14.00%
928
31,511,982
14.19%
326.84
14.13%
241
11,024,345
5.54%
338.93
12.28%
266
12,724,658
5.73%
326.96
12.60%
3,635
199,113,919
100.00%
4,003
222,079,641
100.00%
2,949
160,961,544
80.84%
337.18
12.13%
3,273
181,137,962
81.56%
279.18
12.20%
421
21,880,660
10.99%
324.00
11.65%
452
24,108,432
10.86%
293.06
11.63%
265
16,271,715
8.17%
335.80
11.75%
278
16,833,247
7.58%
253.15
11.75%
3,635
199,113,919
100.00%
4,003
222,079,641
100.00%
Owner Occupied - Primary Residence
Owner Occupied - Primary Residence
Occupancy Type
# of
Loans
Ending Balance
% of
Balance
WAMM
WAC
Non-Owner Occupied
Non-Owner Occupied
Owner Occupied - Secondary Residence
Owner Occupied - Secondary Residence
% of
Balance
WAMM
WAC
Purchase
Purchase
# of Loans
Ending Balance
Refinance/Equity Takeout
Refinance/Equity Takeout
Refinance/No Cash Out
Refinance/No Cash Out
Total
Total
Distribution by Occupancy Type (Current)
Total (All Loans)
Total
Distribution by Occupancy Type (Cut-off)
Occupancy Type
# of Loans
Ending Balance
% of
Balance
WAMM
WAC
Total
Distribution by Loan Purpose (Current)
Loan Purpose
# of
Loans
Ending Balance
% of
Balance
WAMM
WAC
Distribution by Loan Purpose (Cut-off)
Loan Purpose

01-Nov-2007 09:12
(c) 2007 LaSalle Bank N.A.

Revised Date: 01-Nov-07
SACO I Trust
Mortgage-Backed Certificates
Series 2007-02
Distribution Date: 25-Oct-07
Mortgage Loan Characteristics Part II
891
36,870,125
18.52%
334.27
13.57%
1,037
45,189,032
20.35%
359.83
13.63%
747
36,022,598
18.09%
343.80
11.81%
799
39,231,225
17.67%
358.40
11.80%
403
28,245,680
14.19%
337.48
11.72%
419
29,614,083
13.33%
236.90
11.74%
451
25,278,474
12.70%
341.13
11.04%
506
28,736,333
12.94%
182.02
11.07%
WAMM
WAC
Originator
Distribution by Originator Concentration > 10% (Current)
Distribution by Originator Concentration > 10% (Cut-off)
Originator
# of
Loans
Ending Balance
% of
Balance
Suntrust Mortgage
Suntrust Mortgage
Southstar
Southstar
Aegis Mortgage
Aegis Mortgage
Dhi Mortgage Company
Dhi Mortgage Company
Total (All Loans)
WAC
# of Loans
Ending Balance
% of
Balance
WAMM

01-Nov-2007 09:12
(c) 2007 LaSalle Bank N.A.

WAMM
WAC
California
730
62,430,154
31.35%
329
11.63%
Florida
575
32,823,210
16.48%
335
12.48%
Georgia
538
19,748,866
9.92%
336
12.64%
Arizona
174
9,528,750
4.79%
345
12.43%
Nevada
134
7,914,076
3.97%
339
11.63%
Virginia
122
7,898,798
3.97%
342
11.98%
Texas
247
7,714,143
3.87%
338
11.08%
Maryland
92
6,211,300
3.12%
346
12.22%
New York
44
4,237,499
2.13%
336
12.65%
North Carolina
103
3,678,342
1.85%
339
12.62%
Remaining
876
36,928,780
18.55%
339
12.10%
WAMM
WAC
California
786
67,534,940
30.41%
238
11.61%
Florida
639
36,920,924
16.63%
292
12.60%
Georgia
589
21,757,987
9.80%
343
12.74%
Arizona
191
10,381,441
4.67%
251
12.37%
Nevada
145
9,126,231
4.11%
249
11.69%
Virginia
138
8,917,346
4.02%
281
12.03%
Texas
260
8,380,429
3.77%
285
11.12%
Maryland
104
7,712,165
3.47%
295
12.46%
New York
48
4,472,099
2.01%
294
12.65%
North Carolina
112
4,031,770
1.82%
322
12.67%
Remaining
991
42,844,309
19.29%
301
12.21%
Revised Date: 01-Nov-07
SACO I Trust
Mortgage-Backed Certificates
Series 2007-02
Distribution Date: 25-Oct-07
Geographic Concentration
Total (All Loans)
Top 10 Current State Concentration
Geographic Distribution
# of
Loans
Balance
(1)
% of
Balance
(1)
Based on Current Period Ending Principal Balance
Top 10 Original State Concentration
Geographic Distribution
# of
Loans
Balance
(1)
% of
Balance
Top 10 Current State Concentration
California
Arizona
Georgia
Florida
North Carolina
New York
Maryland
Texas
Virginia
Nevada
Remaining

01-Nov-2007 09:12
(c) 2007 LaSalle Bank N.A.

16598324
200710
397,997.94
(18,021.67)
397,997.94
397,997.94
416,019.61
C
16713042
200710
148,680.36
(7,541.42)
148,680.36
148,680.36
156,221.78
C
16794286
200710
134,335.31
(1,548.75)
134,335.31
134,335.31
135,884.06
C
16971397
200710
122,836.07
43,768.36
79,067.71
79,067.71
79,067.71
C
16777484
200710
122,500.00
(8,011.97)
122,500.00
122,500.00
130,511.97
C
16777901
200710
100,518.93
(5,445.29)
100,518.93
100,518.93
105,964.22
C
16768974
200710
99,777.17
(5,025.99)
99,777.17
99,777.17
104,803.16
C
16840461
200710
96,901.08
(6,217.20)
96,901.08
96,901.08
103,118.28
C
16836375
200710
94,000.00
(5,045.18)
94,000.00
94,000.00
99,045.18
C
16768968
200710
89,000.00
(4,828.46)
89,000.00
89,000.00
93,828.46
C
16836521
200710
87,895.23
(4,201.20)
87,895.23
87,895.23
92,096.43
C
16795194
200710
85,720.11
(4,388.95)
85,720.11
85,720.11
90,109.06
C
16712788
200710
80,000.00
(4,125.32)
80,000.00
80,000.00
84,125.32
C
16768822
200710
79,400.00
(3,450.01)
79,400.00
79,400.00
82,850.01
C
16777475
200710
77,662.76
(4,035.90)
77,662.76
77,662.76
81,698.66
C
16794036
200710
73,715.20
(3,630.19)
73,715.20
73,715.20
77,345.39
C
16795232
200710
67,508.91
(3,723.43)
67,508.91
67,508.91
71,232.34
C
16794053
200710
62,250.00
(1,614.35)
62,250.00
62,250.00
63,864.35
C
16768634
200710
55,512.03
(3,177.81)
55,512.03
55,512.03
58,689.84
C
16609066
200710
52,507.10
(534.10)
52,507.10
52,507.10
53,041.20
S
16729067
200710
45,000.00
(2,350.18)
45,000.00
45,000.00
47,350.18
C
16795080
200710
44,736.54
12,229.47
32,507.07
32,507.07
32,507.07
S
16795149
200710
44,522.91
(2,482.51)
44,522.91
44,522.91
47,005.42
C
16712931
200710
32,200.00
(1,837.63)
32,200.00
32,200.00
34,037.63
C
16840411
200710
31,970.04
(2,166.56)
31,970.04
31,970.04
34,136.60
C
C
M
N
O
P
REO
Short Pay
Third Party
Write-off
Assigned
R
S
T
W
A

1
2
3
4
5
6
7
8
9
Revised Date: 01-Nov-07
SACO I Trust
Mortgage-Backed Certificates
Series 2007-02
Distribution Date: 25-Oct-07
Current Period Realized Loss Detail
Total (All Loans)
Disclosure Control #
Period
Original Liquidation
Balance
Net Liquidation
Proceeds
Loss-Loan Non-
adjusted
Loss to Trust
Loss-Certs Non-
adjusted
Subsequent
Recov/(Exp)
Loss-Loan
Adjusted
Loss-Certs
Adjusted
Liq Type
Adj Type
18,021.67
416,019.61
0.00
7,541.42
156,221.78
0.00
1,548.75
135,884.06
0.00
0.00
79,067.71
0.00
8,011.97
130,511.97
0.00
5,445.29
105,964.22
0.00
5,025.99
104,803.16
0.00
6,217.20
103,118.28
0.00
5,045.18
99,045.18
0.00
4,828.46
93,828.46
0.00
4,201.20
92,096.43
0.00
4,388.95
90,109.06
0.00
4,125.32
84,125.32
0.00
3,450.01
82,850.01
0.00
4,035.90
81,698.66
0.00
3,630.19
77,345.39
0.00
3,723.43
71,232.34
0.00
1,614.35
63,864.35
0.00
3,177.81
58,689.84
0.00
534.10
53,041.20
0.00
2,350.18
47,350.18
0.00
0.00
32,507.07
0.00
2,482.51
47,005.42
0.00
1,837.63
34,037.63
0.00
2,166.56
34,136.60
0.00
Liq. Type Code - Legend
Charge-off
Matured
Repurchase
Note Sale
Paid in Full
Adjustment Legend
Escrow Bal/Adv
MREC
Rest'd Escrow
Replacement Res.
Suspense
Third Party
Charged Off/Matured
Side Note
Manual

01-Nov-2007 09:12
(c) 2007 LaSalle Bank N.A.

Revised Date: 01-Nov-07
SACO I Trust
Mortgage-Backed Certificates
Series 2007-02
Distribution Date: 25-Oct-07
Current Period Realized Loss Detail
16794482
200710
31,900.00
(1,671.66)
31,900.00
31,900.00
33,571.66
C
16729032
200710
30,962.90
(1,890.13)
30,962.90
30,962.90
32,853.03
S
16769471
200710
25,949.23
(1,441.71)
25,949.23
25,949.23
27,390.94
C
16777393
200710
21,555.35
(1,192.65)
21,555.35
21,555.35
22,748.00
C
16712913
200710
19,968.29
(1,207.19)
19,968.29
19,968.29
21,175.48
C
15538500
200710
0.00
0.00
0.00
12.99
12.99
P
15554747
200710
0.00
0.00
0.00
8.15
8.15
P
16673755
200710
0.00
0.00
0.00
12.99
12.99
P
16673818
200710
0.00
0.00
0.00
12.74
12.74
P
16673845
200710
0.00
0.00
0.00
12.95
12.95
P
16673868
200710
0.00
0.00
0.00
12.74
12.74
P
16673880
200710
0.00
0.00
0.00
2.00
2.00
P
16673882
200710
0.00
0.00
0.00
12.74
12.74
P
16775926
200710
0.00
0.00
0.00
12.74
12.74
P
16776007
200710
0.00
0.00
0.00
12.99
12.99
P
16794007
200710
0.00
0.00
0.00
46,488.15
46,488.15
S
16794228
200710
0.00
0.00
0.00
12.99
12.99
P
16794230
200710
0.00
0.00
0.00
12.74
12.74
P
16794367
200710
0.00
0.00
0.00
13.95
13.95
P
16794385
200710
0.00
0.00
0.00
12.99
12.99
P
16794523
200710
0.00
0.00
0.00
12.74
12.74
P
16794606
200710
0.00
0.00
0.00
25.95
25.95
P
16794613
200710
0.00
0.00
0.00
12.99
12.99
P
16794819
200710
0.00
0.00
0.00
13.95
13.95
P
16795096
200710
0.00
0.00
0.00
22.95
22.95
P
C
M
N
O
P
REO
Short Pay
Third Party
Write-off
Assigned
R
S
T
W
A

1
2
3
4
5
6
7
8
9
Total (All Loans)
Disclosure Control #
Period
Original Liquidation
Balance
Net Liquidation
Proceeds
Loss-Loan Non-
adjusted
Loss to Trust
Loss-Certs Non-
adjusted
Subsequent
Recov/(Exp)
Loss-Loan
Adjusted
Loss-Certs
Adjusted
Liq Type
Adj Type
1,671.66
33,571.66
0.00
1,890.13
32,853.03
0.00
1,441.71
27,390.94
0.00
1,192.65
22,748.00
0.00
1,207.19
21,175.48
0.00
0.00
0.00
(12.99)
0.00
0.00
(8.15)
0.00
0.00
(12.99)
0.00
0.00
(12.74)
0.00
0.00
(12.95)
0.00
0.00
(12.74)
0.00
0.00
(2.00)
0.00
0.00
(12.74)
0.00
0.00
(12.74)
0.00
0.00
(12.99)
0.00
0.00
(6.10)
0.00
0.00
(12.99)
0.00
0.00
(12.74)
0.00
0.00
(1.00)
0.00
0.00
(12.99)
0.00
0.00
(12.74)
0.00
0.00
(13.00)
0.00
0.00
(12.99)
0.00
0.00
(1.00)
0.00
0.00
(22.95)
Liq. Type Code - Legend
Charge-off
Matured
Repurchase
Note Sale
Paid in Full
Adjustment Legend
Escrow Bal/Adv
MREC
Rest'd Escrow
Replacement Res.
Suspense
Third Party
Charged Off/Matured
Side Note
Manual

01-Nov-2007 09:12
(c) 2007 LaSalle Bank N.A.

Revised Date: 01-Nov-07
SACO I Trust
Mortgage-Backed Certificates
Series 2007-02
Distribution Date: 25-Oct-07
Current Period Realized Loss Detail
16795179
200710
0.00
0.00
0.00
5.00
5.00
P
16795238
200710
0.00
0.00
0.00
56.74
56.74
P
16795343
200710
0.00
0.00
0.00
12.74
12.74
P
16795420
200710
0.00
0.00
0.00
13.74
13.74
P
16795469
200710
0.00
0.00
0.00
12.74
12.74
P
16795497
200710
0.00
0.00
0.00
14.95
14.95
P
16795515
200710
0.00
0.00
0.00
22.95
22.95
P
16795538
200710
0.00
0.00
0.00
12.00
12.00
P
16795568
200710
0.00
0.00
0.00
22.74
22.74
P
16795614
200710
0.00
0.00
0.00
1.00
1.00
P
16795759
200710
0.00
0.00
0.00
1.00
1.00
P
16795792
200710
0.00
0.00
0.00
12.74
12.74
P
16795917
200710
0.00
0.00
0.00
1.00
1.00
P
16795933
200710
0.00
0.00
0.00
12.99
12.99
P
16795942
200710
0.00
0.00
0.00
12.99
12.99
P
16795995
200710
0.00
0.00
0.00
12.99
12.99
P
16796012
200710
0.00
0.00
0.00
12.74
12.74
P
16796143
200710
0.00
0.00
0.00
12.74
12.74
P
16796382
200710
0.00
0.00
0.00
23.95
23.95
P
16796395
200710
0.00
0.00
0.00
1.00
1.00
P
16802032
200710
0.00
0.00
0.00
31.00
31.00
P
16819904
200710
0.00
0.00
0.00
12.95
12.95
P
16819915
200710
0.00
0.00
0.00
12.74
12.74
P
16819954
200710
0.00
0.00
0.00
12.95
12.95
P
16819956
200710
0.00
0.00
0.00
0.25
0.25
P
C
M
N
O
P
REO
Short Pay
Third Party
Write-off
Assigned
R
S
T
W
A

1
2
3
4
5
6
7
8
9
Total (All Loans)
Disclosure Control #
Period
Original Liquidation
Balance
Net Liquidation
Proceeds
Loss-Loan Non-
adjusted
Loss to Trust
Loss-Certs Non-
adjusted
Subsequent
Recov/(Exp)
Loss-Loan
Adjusted
Loss-Certs
Adjusted
Liq Type
Adj Type
0.00
0.00
(5.00)
0.00
0.00
(56.74)
0.00
0.00
(12.74)
0.00
0.00
(13.74)
0.00
0.00
(12.74)
0.00
0.00
(2.00)
0.00
0.00
(10.00)
0.00
0.00
(12.00)
0.00
0.00
(22.74)
0.00
0.00
(1.00)
0.00
0.00
(1.00)
0.00
0.00
(12.74)
0.00
0.00
(1.00)
0.00
0.00
(12.99)
0.00
0.00
(12.99)
0.00
0.00
(12.99)
0.00
0.00
(12.74)
0.00
0.00
(12.74)
0.00
0.00
(11.00)
0.00
0.00
(1.00)
0.00
0.00
(31.00)
0.00
0.00
(12.95)
0.00
0.00
(12.74)
0.00
0.00
(12.95)
0.00
0.00
(0.25)
Liq. Type Code - Legend
Charge-off
Matured
Repurchase
Note Sale
Paid in Full
Adjustment Legend
Escrow Bal/Adv
MREC
Rest'd Escrow
Replacement Res.
Suspense
Third Party
Charged Off/Matured
Side Note
Manual

01-Nov-2007 09:12
(c) 2007 LaSalle Bank N.A.

Revised Date: 01-Nov-07
SACO I Trust
Mortgage-Backed Certificates
Series 2007-02
Distribution Date: 25-Oct-07
Current Period Realized Loss Detail
16819985
200710
0.00
0.00
0.00
12.74
12.74
P
Current Total
2,457,483.46
(54,809.58)
2,401,485.63
2,402,029.68
2,512,837.09
Cumulative
4,716,740.88
(121,595.21)
4,643,868.28
4,644,182.41
4,838,650.22
C
M
N
O
P
REO
Short Pay
Third Party
Write-off
Assigned
R
S
T
W
A

1
2
3
4
5
6
7
8
9
Total (All Loans)
Disclosure Control #
Period
Original Liquidation
Balance
Net Liquidation
Proceeds
Loss-Loan Non-
adjusted
Loss to Trust
Loss-Certs Non-
adjusted
Subsequent
Recov/(Exp)
Loss-Loan
Adjusted
Loss-Certs
Adjusted
Liq Type
Adj Type
0.00
0.00
(12.74)
110,807.41
2,512,293.04
(544.05)
194,467.81
4,838,336.09
(314.13)
Liq. Type Code - Legend
Charge-off
Matured
Repurchase
Note Sale
Paid in Full
Adjustment Legend
Escrow Bal/Adv
MREC
Rest'd Escrow
Replacement Res.
Suspense
Third Party
Charged Off/Matured
Side Note
Manual

01-Nov-2007 09:12
(c) 2007 LaSalle Bank N.A.

Distribution Date
Beginning Scheduled
Balance
Net Liquidation
Proceeds
Realized Loss
Loan Count
Realized Loss
Adjusted
Cumulative
Realized Loss
Amount
Count
Amount
Count
Amount
Count
25-Oct-07
2,457,483.46
(54,809.58)
2,512,293.04
30
(6.10)
1
0.00
0
(537.95)
45
2,512,837.09
4,838,650.22
25-Sep-07
1,306,653.18
(52,243.54)
1,358,896.72
20
(12.10)
1
720.67
3
0.00
0
1,358,188.15
2,325,813.13
27-Aug-07
916,737.49
(31,745.92)
948,483.41
14
0.00
0
0.00
0
12.95
1
948,470.46
967,624.98
25-Jul-07
0.00
0.00
0.00
0
0.00
0
18.50
1
(510.10)
49
491.60
19,154.52
25-Jun-07
35,866.75
17,203.83
18,662.92
1
0.00
0
0.00
0
0.00
0
18,662.92
18,662.92
25-May-07
0.00
0.00
0.00
0
0.00
0
0.00
0
0.00
0
0.00
0.00
25-Apr-07
0.00
0.00
0.00
0
0.00
0
0.00
0
0.00
0
0.00
0.00
26-Mar-07
0.00
0.00
0.00
0
0.00
0
0.00
0
0.00
0
0.00
0.00
Total
4,716,740.88
(121,595.21)
4,838,336.09
65
(18.20)
2
739.17
4
(1,035.10)
95
4,838,650.22
Revised Date: 01-Nov-07
SACO I Trust
Mortgage-Backed Certificates
Series 2007-02
Distribution Date: 25-Oct-07
Historical Realized Loss Summary
Total (All Loans)
- - - - - - - - - - - - - - - - - Current Realized Loss - - - - - - - - - - - - - - - - -
- - - - - - - - - - - - - - Previous Liquidations/Payoffs - - - - - - - - - - - - - -
Claims on Prior Liquidations
Recovery on Prior
Liquidations
(Claims)/Recoveries on
Prior Payoffs

01-Nov-2007 09:12
(c) 2007 LaSalle Bank N.A.

Revised Date: 01-Nov-07
SACO I Trust
Mortgage-Backed Certificates
Series 2007-02
Distribution Date: 25-Oct-07
Historical Realized Loss Summary
Distribution Date
Beginning Scheduled
Balance
Net Liquidation
Proceeds
Realized Loss
Loan Count
Realized Loss
Adjusted
Cumulative
Realized Loss
Amount
Count
Amount
Count
Amount
Count
25-Oct-07
2,406,552.27
(51,712.26)
2,458,264.53
28
(6.10)
1
0.00
0
(494.00)
43
2,458,764.63
4,677,158.45
25-Sep-07
1,306,653.18
(52,243.54)
1,358,896.72
20
(12.10)
1
700.67
2
0.00
0
1,358,208.15
2,218,393.82
27-Aug-07
812,886.25
(28,170.35)
841,056.60
11
0.00
0
0.00
0
12.95
1
841,043.65
860,185.67
25-Jul-07
0.00
0.00
0.00
0
0.00
0
18.50
1
(497.60)
47
479.10
19,142.02
25-Jun-07
35,866.75
17,203.83
18,662.92
1
0.00
0
0.00
0
0.00
0
18,662.92
18,662.92
25-May-07
0.00
0.00
0.00
0
0.00
0
0.00
0
0.00
0
0.00
0.00
25-Apr-07
0.00
0.00
0.00
0
0.00
0
0.00
0
0.00
0
0.00
0.00
26-Mar-07
0.00
0.00
0.00
0
0.00
0
0.00
0
0.00
0
0.00
0.00
Total
4,561,958.45
(114,922.32)
4,676,880.77
60
(18.20)
2
719.17
3
(978.65)
91
4,677,158.45
Loan Group I
- - - - - - - - - - - - - - - - - Current Realized Loss - - - - - - - - - - - - - - - - -
- - - - - - - - - - - - - - Previous Liquidations/Payoffs - - - - - - - - - - - - - -
Claims on Prior Liquidations
Recovery on Prior
Liquidations
(Claims)/Recoveries on
Prior Payoffs

01-Nov-2007 09:12
(c) 2007 LaSalle Bank N.A.

Revised Date: 01-Nov-07
SACO I Trust
Mortgage-Backed Certificates
Series 2007-02
Distribution Date: 25-Oct-07
Historical Realized Loss Summary
Distribution Date
Beginning Scheduled
Balance
Net Liquidation
Proceeds
Realized Loss
Loan Count
Realized Loss
Adjusted
Cumulative
Realized Loss
Amount
Count
Amount
Count
Amount
Count
25-Oct-07
50,931.19
(3,097.32)
54,028.51
2
0.00
0
0.00
0
(43.95)
2
54,072.46
161,491.77
25-Sep-07
0.00
0.00
0.00
0
0.00
0
20.00
1
0.00
0
(20.00)
107,419.31
27-Aug-07
103,851.24
(3,575.57)
107,426.81
3
0.00
0
0.00
0
0.00
0
107,426.81
107,439.31
25-Jul-07
0.00
0.00
0.00
0
0.00
0
0.00
0
(12.50)
2
12.50
12.50
25-Jun-07
0.00
0.00
0.00
0
0.00
0
0.00
0
0.00
0
0.00
0.00
25-May-07
0.00
0.00
0.00
0
0.00
0
0.00
0
0.00
0
0.00
0.00
25-Apr-07
0.00
0.00
0.00
0
0.00
0
0.00
0
0.00
0
0.00
0.00
26-Mar-07
0.00
0.00
0.00
0
0.00
0
0.00
0
0.00
0
0.00
0.00
Total
154,782.43
(6,672.89)
161,455.32
5
0.00
0
20.00
1
(56.45)
4
161,491.77
Loan Group II
- - - - - - - - - - - - - - - - - Current Realized Loss - - - - - - - - - - - - - - - - -
- - - - - - - - - - - - - - Previous Liquidations/Payoffs - - - - - - - - - - - - - -
Claims on Prior Liquidations
Recovery on Prior
Liquidations
(Claims)/Recoveries on
Prior Payoffs

01-Nov-2007 09:12
(c) 2007 LaSalle Bank N.A.

MDR (monthly Default Rate)
Total
Current Period
1.21%
3-Month Average
0.76%
6-Month Average
0.38%
12-Month Average
0.19%
Average Since Cut-Off
0.29%
CDR (Conditional Default Rate)
Total
Current Period
13.62%
3-Month Average
8.73%
6-Month Average
4.40%
12-Month Average
2.20%
Average Since Cut-Off
3.30%
SDA (Standard Default Assumption)
Total
Current Period
454.09%
3-Month Average
290.90%
6-Month Average
146.57%
12-Month Average
73.29%
Average Since Cut-Off
109.93%
MDR
Monthly Default Rate
(Beginning Principal Balance of Liquidated Loans) / (Total Beginning Principal Balance)
CDR
Conditional Default Rate
1 - (1 - MDR)^12
SDA
Standard Default Assumption
If WAS=30 then CDR/(WAS*0.02) else if 30<WAS=60 then CDR/0.6 else if 60<WAS=120 then CDR/(0.6-((WAS-60)*0.0095)) else if WAS>120 then CDR/0.03
WAS
Weighted Average Seasoning
(Original Term - Remaining Term) * (Current Scheduled Balance / Deal Scheduled Principal Balance)
Revised Date: 01-Nov-07
SACO I Trust
Mortgage-Backed Certificates
Series 2007-02
Total (All Loans)
Distribution Date: 25-Oct-07
Realized Loss Summary
0.00%
0.86%
1.71%
2.57%
3.43%
4.29%
5.14%
6.00%
Nov-06
Dec-06
Jan-07
Feb-07
Mar-07
Apr-07
May-07
Jun-07
Jul-07
Aug-07
Sep-07
Oct-07
0.00%
7.14%
14.29%
21.43%
28.57%
35.71%
42.86%
50.00%
Nov-06
Dec-06
Jan-07
Feb-07
Mar-07
Apr-07
May-07
Jun-07
Jul-07
Aug-07
Sep-07
Oct-07
0%
286%
571%
857%
1143%
1429%
1714%
2000%
Nov-06
Dec-06
Jan-07
Feb-07
Mar-07
Apr-07
May-07
Jun-07
Jul-07
Aug-07
Sep-07
Oct-07

01-Nov-2007 09:12
(c) 2007 LaSalle Bank N.A.

Total
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Revised Date: 01-Nov-07
SACO I Trust
Mortgage-Backed Certificates
Series 2007-02
Distribution Date: 25-Oct-07
Historical Collateral Level REO Report
Recent
Appraisal Value
Disclosure
Control #
REO Date
City
State
Liquidation
Expenses
Realized Loss
Appraisal
Date
Appraisal
Reduction
Amount
Date
Liquidated
Liquidation
Proceeds
Property Type
Actual Balance
Scheduled
Balance

01-Nov-2007 09:12
(c) 2007 LaSalle Bank N.A.

Revised Date: 01-Nov-07
SACO I Trust
Mortgage-Backed Certificates
Series 2007-02
Distribution Date: 25-Oct-07
Material Breaches Detail
Material Breach Description
Disclosure Control
#
Loan Group #
Ending Principal
Balance
Material Breach
Date
Material breaches of pool asset representation or warranties or transaction covenants.

01-Nov-2007 09:12
(c) 2007 LaSalle Bank N.A.

Revised Date: 01-Nov-07
SACO I Trust
Mortgage-Backed Certificates
Series 2007-02
Mortgage Loans Released to Class X:
Distribution Date: 25-Oct-07
Releases

01-Nov-2007 09:12
(c) 2007 LaSalle Bank N.A.

Revised Date: 01-Nov-07
SACO I Trust
Mortgage-Backed Certificates
Series 2007-02
Distribution Date: 25-Oct-07
Modified Loan Detail
Total (All Loans)
Disclosure Control
#
Loan Group #
Modified Maturity
Date
Cutoff Maturity
Date
Modification Description
Modifications include any extensions or waivers to the mortgage loan terms, fees, penalties or payments during the preceding calendar month or that have become material over time.

01-Nov-2007 09:12
(c) 2007 LaSalle Bank N.A.

Total
0.00
0.00
Revised Date: 01-Nov-07
SACO I Trust
Mortgage-Backed Certificates
Series 2007-02
Prior Mod Description
Pre-Mod
Seasoning
Pre-Mod
Loan
Status
Distribution Date: 25-Oct-07
EMC Serviced Modified Loan Detail (Current Period) - Part I
Total (All Loans)
Disclosure Control #
Beginning
Scheduled
Balance
Current
Scheduled
Balance
Mod Description
Mod Date
# of Times
Modified
* The information provided is only for EMC serviced loans.

01-Nov-2007 09:12
(c) 2007 LaSalle Bank N.A.

Revised Date: 01-Nov-07
SACO I Trust
Mortgage-Backed Certificates
Series 2007-02
Distribution Date: 25-Oct-07
EMC Serviced Modified Loan Detail (Current Period) - Part I
Total
0.00
0.00
# of Times
Modified
Prior Mod Description
Pre-Mod
Seasoning
Loan Group I
Disclosure Control #
Beginning
Scheduled
Balance
Current
Scheduled
Balance
Mod Description
Mod Date
Pre-Mod
Loan
Status
* The information provided is only for EMC serviced loans.

01-Nov-2007 09:12
(c) 2007 LaSalle Bank N.A.

Revised Date: 01-Nov-07
SACO I Trust
Mortgage-Backed Certificates
Series 2007-02
Distribution Date: 25-Oct-07
EMC Serviced Modified Loan Detail (Current Period) - Part I
Total
0.00
0.00
Mod Date
# of Times
Modified
Prior Mod Description
Pre-Mod
Seasoning
Pre-Mod
Loan
Status
* The information provided is only for EMC serviced loans.
Loan Group II
Disclosure Control #
Beginning
Scheduled
Balance
Current
Scheduled
Balance
Mod Description

01-Nov-2007 09:12
(c) 2007 LaSalle Bank N.A.

Total
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Revised Date: 01-Nov-07
SACO I Trust
Mortgage-Backed Certificates
Series 2007-02
Amount Deferred
Pre-Mod Payment
Distribution Date: 25-Oct-07
EMC Serviced Modified Loan Detail (Current Period) - Part II
Total (All Loans)
Disclosure Control #
Beginning Scheduled
Balance
Current Scheduled
Balance
Pre-Mod Rate
Post-Mod Rate
Principal Foregivness
Amount Capitalized
Post-Mod Payment
*The information provided is only for EMC serviced loans.

01-Nov-2007 09:12
(c) 2007 LaSalle Bank N.A.

Revised Date: 01-Nov-07
SACO I Trust
Mortgage-Backed Certificates
Series 2007-02
Distribution Date: 25-Oct-07
EMC Serviced Modified Loan Detail (Current Period) - Part II
Total
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Principal Foregivness
Amount Capitalized
Post-Mod Payment
*The information provided is only for EMC serviced loans.
Loan Group I
Disclosure Control #
Beginning Scheduled
Balance
Current Scheduled
Balance
Pre-Mod Rate
Post-Mod Rate
Amount Deferred
Pre-Mod Payment

01-Nov-2007 09:12
(c) 2007 LaSalle Bank N.A.

Revised Date: 01-Nov-07
SACO I Trust
Mortgage-Backed Certificates
Series 2007-02
Distribution Date: 25-Oct-07
EMC Serviced Modified Loan Detail (Current Period) - Part II
Total
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Amount Deferred
Pre-Mod Payment
Post-Mod Payment
*The information provided is only for EMC serviced loans.
Loan Group II
Disclosure Control #
Beginning Scheduled
Balance
Current Scheduled
Balance
Pre-Mod Rate
Post-Mod Rate
Principal Foregivness
Amount Capitalized

01-Nov-2007 09:12
(c) 2007 LaSalle Bank N.A.

200710
0
0.00
0.00
0.00
0.00
0.00
0.00
0.00
200709
0
0.00
0.00
0.00
0.00
0.00
0.00
0.00
200708
0
0.00
0.00
0.00
0.00
0.00
0.00
0.00
200707
0
0.00
0.00
0.00
0.00
0.00
0.00
0.00
200706
0
0.00
0.00
0.00
0.00
0.00
0.00
0.00
200705
0
0.00
0.00
0.00
0.00
0.00
0.00
0.00
200704
0
0.00
0.00
0.00
0.00
0.00
0.00
0.00
200703
0
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Total
0
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Revised Date: 01-Nov-07
SACO I Trust
Mortgage-Backed Certificates
Series 2007-02
Amount Deferred
Pre-Mod Payment
Post-Mod Payment
Distribution Date: 25-Oct-07
EMC Serviced Historical Modified Loan Detail
Total (All Loans)
Period
Count
Beginning Scheduled
Balance
Current Scheduled Balance
Principal Foregiveness
Amount Capitalized
*The information provided is only for EMC serviced loans.
DISCLAIMER: This information is unaudited, is for informational purposes only and does not constitute (i) investment advice or an offer to sell or a solicitation of an offer to buy any security, other investment or investment service, or (ii) a representation as to suitability of any security, other investment or investment service. Past performance is not a representation as to future results. EMC Mortgage Corporation does not review and assumes no responsibility for any information received from or created by any third parties; provided further, for modification reporting, data subsequent to May 1, 2007, is more robust than data prior to May 1, 2007.

01-Nov-2007 09:12
(c) 2007 LaSalle Bank N.A.

Revised Date: 01-Nov-07
SACO I Trust
Mortgage-Backed Certificates
Series 2007-02
Distribution Date: 25-Oct-07
EMC Serviced Historical Modified Loan Detail
200710
0
0.00
0.00
0.00
0.00
0.00
0.00
0.00
200709
0
0.00
0.00
0.00
0.00
0.00
0.00
0.00
200708
0
0.00
0.00
0.00
0.00
0.00
0.00
0.00
200707
0
0.00
0.00
0.00
0.00
0.00
0.00
0.00
200706
0
0.00
0.00
0.00
0.00
0.00
0.00
0.00
200705
0
0.00
0.00
0.00
0.00
0.00
0.00
0.00
200704
0
0.00
0.00
0.00
0.00
0.00
0.00
0.00
200703
0
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Total
0
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Amount Capitalized
Amount Deferred
Pre-Mod Payment
Loan Group I
Period
Count
Beginning Scheduled
Balance
Current Scheduled Balance
Principal Foregiveness
Post-Mod Payment
*The information provided is only for EMC serviced loans.
DISCLAIMER: This information is unaudited, is for informational purposes only and does not constitute (i) investment advice or an offer to sell or a solicitation of an offer to buy any security, other investment or investment service, or (ii) a representation as to suitability of any security, other investment or investment service. Past performance is not a representation as to future results. EMC Mortgage Corporation does not review and assumes no responsibility for any information received from or created by any third parties; provided further, for modification reporting, data subsequent to May 1, 2007, is more robust than data prior to May 1, 2007.

01-Nov-2007 09:12
(c) 2007 LaSalle Bank N.A.

Revised Date: 01-Nov-07
SACO I Trust
Mortgage-Backed Certificates
Series 2007-02
Distribution Date: 25-Oct-07
EMC Serviced Historical Modified Loan Detail
200710
0
0.00
0.00
0.00
0.00
0.00
0.00
0.00
200709
0
0.00
0.00
0.00
0.00
0.00
0.00
0.00
200708
0
0.00
0.00
0.00
0.00
0.00
0.00
0.00
200707
0
0.00
0.00
0.00
0.00
0.00
0.00
0.00
200706
0
0.00
0.00
0.00
0.00
0.00
0.00
0.00
200705
0
0.00
0.00
0.00
0.00
0.00
0.00
0.00
200704
0
0.00
0.00
0.00
0.00
0.00
0.00
0.00
200703
0
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Total
0
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Principal Foregiveness
Amount Capitalized
Amount Deferred
Pre-Mod Payment
Post-Mod Payment
*The information provided is only for EMC serviced loans.
DISCLAIMER: This information is unaudited, is for informational purposes only and does not constitute (i) investment advice or an offer to sell or a solicitation of an offer to buy any security, other investment or investment service, or (ii) a representation as to suitability of any security, other investment or investment service. Past performance is not a representation as to future results. EMC Mortgage Corporation does not review and assumes no responsibility for any information received from or created by any third parties; provided further, for modification reporting, data subsequent to May 1, 2007, is more robust than data prior to May 1, 2007.
Loan Group II
Period
Count
Beginning Scheduled
Balance
Current Scheduled Balance

01-Nov-2007 09:12
(c) 2007 LaSalle Bank N.A.

Total
Revised Date: 01-Nov-07
SACO I Trust
Mortgage-Backed Certificates
Series 2007-02
Distribution Date: 25-Oct-07
EMC Serviced Cumulative Summary For Prior Modifications
* For loans with combination modification
** The information provided is only for EMC serviced loans.
DISCLAIMER: This information is unaudited, is for informational purposes only and does not constitute (i) investment advice or an offer to sell or a solicitation of an offer to buy any security, other investment or investment service, or (ii) a representation as to suitability of any security, other investment or investment service. Past performance is not a representation as to future results. EMC Mortgage Corporation does not review and assumes no responsibility for any information received from or created by any third parties; provided further, for modification reporting, data subsequent to May 1, 2007, is more robust than data prior to May 1, 2007.
Modification Type*
Loan Count
% of Orig Sched Balance
% of Current Balance

01-Nov-2007 09:12
(c) 2007 LaSalle Bank N.A.

Substitution Code
Revised Date: 01-Nov-07
SACO I Trust
Mortgage-Backed Certificates
Series 2007-02
Adjusted for Principal
Distribution Date: 25-Oct-07
Substitution Detail History
- - - Loans Substituted Into Pool - - -
- - - - - - - - - - Loans Substituted Out of Pool - - - - - - - - - -
Investor #
Period
Beginning Principal Balance
Investor #
Period
Beginning Principal
Balance

01-Nov-2007 09:12
(c) 2007 LaSalle Bank N.A.

Revised Date: 01-Nov-07
SACO I Trust
Mortgage-Backed Certificates
Series 2007-02
Difference Into vs. Out
Distribution Date: 25-Oct-07
Substitution Detail History Summary
- - - Loans Substituted Into Pool - - -
- - - Loans Substituted Out of Pool - - -
Period
Count
Beginning Principal Balance
Count
Beginning Principal Balance
Adjusted for Principal

01-Nov-2007 09:12
(c) 2007 LaSalle Bank N.A.